                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09259

Morgan Stanley Total Market Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2003

Date of reporting period: July 31, 2003

Item 1 - Report to Stockholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Total Market Index Fund performed during the annual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk. which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended July 31, 2003

Total Return for the 12-Month Period Ended July 31, 2003

Class A	Class B	Class C	Class D	Wilshire 5000 Total Market Index[1]	Lipper Multi-Cap Core Funds Index[2]
11.23%	10.46%	10.31%	11.54%	12.70%	12.10%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

Throughout the fiscal year ended July 31, 2003, economic data transmitted mixed signals regarding the economy's underlying strength. Investor confidence continued to waver during the early part of the period, aggravated by concerns about corporate governance and a perceived lack of balance sheet integrity. Although the weakness in equities was fairly broadly based, technology companies were hit especially hard as corporations trimmed their capital spending on equipment. In addition, downward earnings revisions continued to afflict the telecommunications sector. Investor sentiment was further dampened by geopolitical tensions leading up to the war in Iraq.

Although these negative forces held investors' attention during most of the first three months of 2003, under the surface financial conditions were improving. An accommodative fiscal and monetary policy signaled to many that the economy might potentially recover in the near future. Recognizing strong values among equities, investors began to return to the market by the end of March. The surprisingly quick and successful conclusion to the Iraq conflict triggered a strong market rally that saw the Wilshire 5000 Index appreciate more than 25 percent from its mid-March lows. By July 31, the Index had posted five consecutive positive months, a feat it hadn't accomplished since September 1998.

Performance Analysis

The Fund slightly underperformed its benchmark Wilshire 5000 Index for the 12-month period under review. Because owning all the securities in the Index is impractical, the Fund uses a statistical sampling approach in an attempt to replicate the Index in terms of industry, size, dividend yield and other characteristics. As a result, it is not unusual for the Fund to have periods of both outperformance and underperformance relative to the Index on a fee-adjusted basis.

Sector performance during the period showed a clear demarcation between the best and worst performers. Areas such as technology and financials that suffered the worst during the bear market counted among the best performers during the rebound, at least partially because of their low valuations. Conversely, bear-market stalwarts like consumer staples lagged in the late-period rally.

TOP 10 HOLDINGS
Microsoft Corp.	2.4%
General Electric Co.	2.4
Pfizer, Inc.	2.2
Exxon Mobil Corp.	2.0
Citigroup, Inc.	2.0
Wal-Mart Stores, Inc.	1.9
Intel Corp.	1.4
American International Group, Inc.	1.4
Johnson & Johnson	1.3
Cisco Systems, Inc.	1.2

TOP FIVE INDUSTRIES
Pharmaceuticals: Major	6.9%
Major Banks	4.2
Financial Conglomerates	3.8
Packaged Software	3.7
Industrial Conglomerates	3.6

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund substantially invests in stocks included within the Wilshire 5000 Total Market Index, which consists of substantially all the stocks actively traded in the United States (currently more than 7,000).

2.	The Fund's stock selection is based on statistical sampling, used in an attempt to recreate the Index in terms of industry, size, dividend yield and other characteristics.

3.	The Fund generally expects that its portfolio will include the largest 2,500 to 3,000 U.S. stocks, as measured by market capitalization.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended July 31, 2003

	Class A Shares* (since 09/28/99)		Class B Shares** (since 09/28/99)		Class C Shares† (since 09/28/99)		Class D Shares†† (since 09/28/99)
Symbol	TMIAX		TMIBX		TMICX		TMIDX
1 Year	11.23%	[3]	10.46%	[3]	10.31%	[3]	11.54%	[3]
	5.39	[4]	5.46	[4]	9.31	[4]
Since Inception	(4.50)	[3]	(5.24)	[3]	(5.24)	[3]	(4.27)	[3]
	(5.84)	[4]	(5.74)	[4]	(5.24)	[4]

Notes on Performance

(1)	The Wilshire 5000 Total Market Index measures the performance of all U.S. headquartered equity securities and is the best measure of the entire U.S. stock market. Over 7,000 capitalization weighted security returns are used to adjust the Index. The Index does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on July 31, 2003.

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003

NUMBER OF SHARES		VALUE
	Common Stocks and Warrants (97.8%)
	Advertising/Marketing Services (0.3%)
1,044	Abitron Inc.*	$38,837
542	ADVO, Inc.*	25,176
1,225	Catalina Marketing Corp.*	20,617
3,396	DoubleClick Inc.*	38,103
8,397	Gemstar-TV Guide International, Inc.*	39,550
1,099	Getty Images, Inc.*	41,905
34	Grey Global Group Inc.	26,520
1,753	Harte-Hanks Inc.	33,675
8,045	Interpublic Group of Companies, Inc.	111,021
1,888	Lamar Advertising Co.*	64,777
3,794	Omnicom Group, Inc.	280,301
787	R.H. Donnelley Corp.*	31,086
1,086	Valassis Communications, Inc.*	30,745
		782,313
	Aerospace & Defense (1.0%)
834	Alliant Techsystems, Inc.*	45,787
16,776	Boeing Co.	555,621
481	Cubic Corp.	11,866
239	Curtiss-Wright Corp.	14,985
473	DRS Technologies, Inc.*	12,974
351	Engineered Support Systems, Inc.	15,532
764	FLIR Systems, Inc.*	20,704
3,986	General Dynamics Corp.	316,249
2,523	Goodrich Corp.	58,029
1,892	L-3 Communications Holdings, Inc.*	92,859
9,018	Lockheed Martin Corp.	472,002
3,629	Northrop Grumman Corp.	334,739
1,300	Precision Castparts Corp.	41,925
7,890	Raytheon Co.	242,223
3,768	Rockwell Collins, Inc.	98,081
1,755	Titan Corp. (The)*	26,922
907	United Defense Industries, Inc.*	23,029
		2,383,527
	Agricultural Commodities/Milling (0.1%)
14,031	Archer-Daniels-Midland Co.	$184,367
2,150	Bunge Limited (Bermuda)	64,392
938	Corn Products International, Inc.	29,359
1,066	Delta & Pine Land Co.	26,341
		304,459
	Air Freight/Couriers (0.9%)
1,110	Airborne Inc.	25,019
1,875	C.H. Robinson Worldwide, Inc.	69,225
1,161	CNF Inc.	32,334
1,217	EGL, Inc.*	20,105
2,307	Expeditors International of Washington, Inc.	78,230
6,066	FedEx Corp.	390,590
22,777	United Parcel Service, Inc. (Class B)	1,436,773
		2,052,276
	Airlines (0.2%)
1,497	AirTran Holdings, Inc.*	19,506
3,203	AMR Corp.*	29,948
1,498	Continental Airlines, Inc. (Class B)*	21,916
2,634	Delta Air Lines, Inc.	31,345
1,367	ExpressJet Holdings, Inc.*	18,372
1,328	JetBlue Airways Corp.*	60,504
2,003	Northwest Airlines Corp. (Class A)*	18,227
1,185	SkyWest, Inc.	22,148
15,655	Southwest Airlines Co.	256,899
		478,865
	Alternative Power Generation (0.0%)
7,418	Calpine Corp.*	42,357
	Aluminum (0.3%)
28,873	Alcoa, Inc.	801,803

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Apparel/Footwear (0.4%)
3,484	Cintas Corp.	$144,098
1,770	Coach, Inc.*	93,810
847	Columbia Sportswear Co.*	44,883
2,660	Jones Apparel Group, Inc.	77,007
562	K-Swiss, Inc. (Class A)	21,170
640	Kellwood Co.	21,024
2,283	Liz Claiborne, Inc.	78,604
5,390	Nike, Inc. (Class B)	278,879
1,189	Polo Ralph Lauren Corp.	31,401
1,186	Quiksilver, Inc.*	20,494
1,497	Reebok International Ltd.	49,251
761	Russell Corp.	15,152
923	Timberland Co. (Class A)*	41,369
2,401	VF Corp.	91,550
907	Wolverine World Wide, Inc.	17,324
		1,026,016
	Apparel/Footwear Retail (0.5%)
2,026	Abercrombie & Fitch Co. (Class A)*	65,014
725	Aeropostale, Inc.*	18,959
1,510	American Eagle Outfitters, Inc.*	33,462
943	AnnTaylor Stores Corp.*	26,640
912	Burlington Coat Factory Warehouse Corp.	16,808
1,726	Chico's FAS, Inc.*	46,861
477	Christopher & Banks Corp.*	18,865
3,107	Foot Locker, Inc.	46,481
17,587	Gap, Inc. (The)	316,390
631	Hot Topic, Inc.*	18,236
10,793	Limited Brands, Inc.	180,351
921	Men's Wearhouse, Inc. (The)*	23,311
2,893	Nordstrom, Inc.	61,071
912	Pacific Sunwear of California, Inc.*	27,679
1,379	Payless ShoeSource, Inc.*	18,203
1,558	Ross Stores, Inc.	71,201
1,272	Talbot's, Inc. (The)	41,963
10,539	TJX Companies, Inc. (The)	204,984
774	Too, Inc.*	14,242
366	Urban Outfitters, Inc.*	14,545
		1,265,266
	Auto Parts: O.E.M. (0.3%)
1,027	American Axle & Manufacturing Holdings, Inc.*	$29,732
1,585	ArvinMeritor, Inc.	28,926
626	BorgWarner, Inc.	41,798
3,239	Dana Corp.	49,881
11,618	Delphi Corp.	97,591
1,625	Eaton Corp.	136,776
1,784	Gentex Corp.*	63,403
1,932	Johnson Controls, Inc.	186,651
1,459	Lear Corp.*	75,839
860	Modine Manufacturing Co.	18,266
770	Superior Industries International, Inc.	33,287
3,098	Visteon Corp.	19,610
		781,760
	Automotive Aftermarket (0.0%)
513	Bandag, Inc.	18,063
729	CLARCOR Inc.	29,328
1,725	Cooper Tire & Rubber Co.	29,325
3,566	Goodyear Tire & Rubber Co. (The)	19,649
		96,365
	Beverages: Alcoholic (0.5%)
16,948	Anheuser-Busch Companies, Inc.	878,245
1,247	Brown-Forman Corp. (Class B)	97,141
1,778	Constellation Brands Inc. (Class A)*	51,295
749	Coors (Adolph) Co. (Class B)	38,484
		1,065,165
	Beverages: Non-Alcoholic (1.1%)
48,711	Coca-Cola Co. (The)	2,190,534
8,614	Coca-Cola Enterprises Inc.	146,869
5,322	Pepsi Bottling Group, Inc. (The)	116,978
2,846	PepsiAmericas, Inc.*	38,193
		2,492,574

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Biotechnology (1.9%)
1,999	Abgenix, Inc.*	$25,367
1,255	Affymetrix, Inc.*	30,120
1,304	Alkermes, Inc.*	17,213
25,398	Amgen Inc.*	1,767,193
1,940	Amylin Pharmaceuticals, Inc.*	46,502
1,936	Applera Corp. – Celera Genomics Group*	19,476
3,086	Biogen, Inc.*	118,564
1,390	BioMarin Pharmaceutical, Inc.*	15,068
1,686	Celgene Corp.*	61,724
1,210	Cephalon, Inc.*	60,476
816	Charles River Laboratories International, Inc.*	30,323
3,674	Chiron Corp.*	167,534
689	CV Therapeutics, Inc.*	24,590
817	Enzo Biochem, Inc.*	16,936
1,101	Enzon, Inc.*	14,941
556	Gen-Probe Inc.*	30,580
1,541	Genencor International Inc.*	25,781
4,411	Genentech, Inc.*	356,188
1,542	Genta Inc.*	20,401
4,263	Genzyme Corp.*	215,026
3,903	Gilead Sciences, Inc.*	267,551
2,768	Human Genome Sciences, Inc.*	38,005
1,309	ICOS Corp.*	57,099
3,122	IDEC Pharmaceuticals Corp.*	105,648
974	IDEXX Laboratories, Inc.*	39,418
884	ILEX Oncology, Inc.*	14,754
1,507	ImClone Systems, Inc.*	63,023
713	InterMune Inc.*	13,404
1,105	Invitrogen Corp.*	57,239
1,321	Ligand Pharmaceuticals Inc. (Class B)*	16,948
532	Martek Biosciences Corp.*	25,813
1,047	Medicines Company (The)*	28,426
5,040	MedImmune, Inc.*	197,518
5,778	Millennium Pharmaceuticals, Inc.*	72,572
666	Neurocrine Biosciences, Inc.*	35,751
862	NPS Pharmaceuticals, Inc.*	$22,007
805	OSI Pharmaceuticals Inc.*	27,056
2,090	Protein Design Labs, Inc.*	26,668
2,295	SICOR Inc.*	44,752
948	Tanox, Inc.*	16,220
927	Techne Corp.*	29,970
456	Trimeris, Inc.*	20,224
1,328	Tularik Inc.*	15,126
1,739	Vertex Pharmaceuticals, Inc.*	25,198
1,051	Zymogenetics, Inc.*	14,640
		4,339,033
	Broadcasting (0.5%)
12,181	Clear Channel Communications, Inc.	498,812
966	Cox Radio, Inc. (Class A)*	20,238
1,046	Cumulus Media, Inc. (Class A)*	18,295
1,281	Emmis Communications Corp. (Class A)*	25,633
1,245	Entercom Communications Corp.*	59,001
1,723	Entravision Communications Corp. (Class A)*	18,350
2,111	Hearst-Argyle Television, Inc.*	47,709
2,331	Hispanic Broadcasting Corp.*	61,026
544	Liberty (Corp.) (The)	23,599
567	Lin TV Corp. (Class A)*	12,349
2,142	Radio One, Inc. (Class A)*	36,031
1,191	Sinclair Broadcast Group, Inc. (Class A)*	12,303
18,230	Sirius Satellite Radio Inc. *	32,814
4,647	Univision Communications Inc. (Class A)*	144,986
2,166	Westwood One, Inc.*	66,150
2,188	XM Satellite Radio Holdings Inc. (Class A)*	30,085
		1,107,381
	Building Products (0.2%)
1,650	American Standard Companies, Inc.*	126,060
1,468	Lennox International Inc.	23,415

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
9,731	Masco Corp.	$237,144
632	Simpson Manufacturing Co., Inc.*	28,225
954	York International Corp.	27,962
		442,806
	Cable/Satellite TV (1.3%)
4,693	Cablevision Systems New York Group (Class A)*	99,961
5,974	Charter Communications, Inc. (Class A)*	29,093
45,584	Comcast Corp. (Class A)*	1,382,107
11,889	Cox Communications, Inc. (Class A)*	377,951
4,948	EchoStar Communications Corp. (Class A)*	179,464
22,164	General Motors Corp. (Class H)*	304,312
1,229	Insight Communications Co., Inc.*	16,714
49,010	Liberty Media Corp. (Class A)*	543,521
2,167	Mediacom Communications Corp. *	20,413
		2,953,536
	Casino/Gaming (0.3%)
1,124	Alliance Gaming Corp.*	23,975
661	Argosy Gaming Co.*	15,335
789	Aztar Corp.*	14,896
1,194	Boyd Gaming Corp.	19,044
1,227	GTECH Holdings Corp.	47,325
2,218	Harrah's Entertainment, Inc.	96,816
6,940	International Game Technology	176,623
1,364	Mandalay Resort Group	47,413
3,059	MGM Mirage *	104,924
5,818	Park Place Entertainment Corp.*	52,071
783	Penn National Gaming, Inc.*	16,834
1,102	Station Casinos, Inc.	31,958
		647,214
	Chemicals: Agricultural (0.1%)
2,422	IMC Global Inc.	$17,705
5,196	Monsanto Co.	119,508
767	Scotts Company (The) (Class A)*	40,651
		177,864
	Chemicals: Major Diversified (0.8%)
1,316	Cabot Corp.	35,900
18,259	Dow Chemical Co. (The)	644,543
19,704	Du Pont (E.I.) de Nemours & Co.	865,794
1,496	Eastman Chemical Co.	54,305
2,817	Engelhard Corp.	74,031
2,434	Hercules Inc.*	27,796
4,387	Rohm & Haas Co.	155,168
		1,857,537
	Chemicals: Specialty (0.4%)
4,496	Air Products & Chemicals, Inc.	208,974
1,633	Airgas, Inc.	31,746
1,081	Albemarle Corp.	29,500
669	Cambrex Corp.	14,169
2,198	Crompton Corp.	13,694
841	Cytec Industries, Inc.*	32,479
662	FMC Corp.*	15,822
689	Georgia Gulf Corp.	15,764
1,089	Great Lakes Chemical Corp.	23,740
1,351	Lubrizol Corp. (The)	45,110
3,644	Lyondell Chemical Co.	54,551
1,455	Millennium Chemicals Inc.	16,238
1,328	NL Industries, Inc.	23,692
3,394	Praxair, Inc.	219,456
1,125	Sensient Technologies Corp.	24,041
1,568	Sigma-Aldrich Corp.	89,329
2,846	Valhi, Inc.	29,541
		887,846
	Coal (0.1%)
1,222	Arch Coal, Inc.	25,112
1,635	CONSOL Energy, Inc.	30,493
1,820	Massey Energy Co.	20,839
1,256	Peabody Energy Corp.	38,547
		114,991

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Commercial Printing/Forms (0.1%)
567	Banta Corp.	$19,187
1,258	Deluxe Corp.	55,855
2,428	Donnelley (R.R.) & Sons Co.	64,245
583	Harland (John H.) Co.	15,391
		154,678
	Computer Communications (1.4%)
7,765	3Com Corp.*	37,893
3,081	Adaptec, Inc.*	20,858
7,676	Avaya Inc.*	73,690
1,140	Avocent Corp.*	30,529
5,693	Brocade Communications Systems, Inc.*	31,767
141,496	Cisco Systems, Inc.*	2,762,002
1,213	Echelon Corp.*	18,826
1,821	Emulex Corp.*	37,057
4,875	Enterasys Networks, Inc.*	22,620
2,962	Extreme Networks, Inc.*	18,127
2,801	Foundry Networks, Inc.*	50,530
7,852	Juniper Networks, Inc.*	113,304
2,550	McDATA Corp. (Class A)*	27,565
		3,244,768
	Computer Peripherals (0.5%)
1,736	Advanced Digital Information Corp.*	20,155
682	Avid Technology, Inc.*	31,686
1,651	Electronics for Imaging, Inc.*	34,671
44,263	EMC Corp.*	470,958
750	Imation Corp.	26,767
2,554	Lexmark International, Inc. *	163,890
5,523	Maxtor Corp.*	55,230
7,082	Network Appliance, Inc.*	113,170
1,564	Pinnacle Systems, Inc.*	12,887
3,304	Quantum Corp. – DLT & Storage Systems*	9,912
2,413	Seagate Techology (Cayman Islands)	52,603
2,516	Storage Technology Corp.*	67,026
3,970	Western Digital Corp.*	39,541
750	Zebra Technologies Corp. (Class A)*	58,185
		1,156,681
	Computer Processing Hardware (1.5%)
7,348	Apple Computer, Inc.*	$154,675
51,218	Dell Inc.*	1,725,022
6,968	Gateway, Inc.*	35,606
60,377	Hewlett-Packard Co.	1,278,181
2,075	NCR Corp.*	57,208
64,257	Sun Microsystems, Inc.*	240,321
		3,491,013
	Construction Materials (0.1%)
544	Centex Construction Products, Inc.	24,480
616	Florida Rock Industries, Inc.	29,469
1,588	Lafarge North America, Inc.	53,198
1,045	Martin Marietta Materials, Inc.	40,023
392	Trex Co., Inc.*	14,308
2,003	Vulcan Materials Co.	80,561
		242,039
	Consumer Sundries (0.0%)
1,388	American Greetings Corp. (Class A)*	24,720
1,119	Blyth Industries, Inc.	29,273
1,507	Oakley, Inc.	17,014
1,156	Yankee Candle Co., Inc. (The)*	27,767
		98,774
	Containers/Packaging (0.3%)
920	Aptargroup, Inc.	34,270
1,132	Ball Corp.	56,260
1,267	Bemis Company, Inc.	56,622
3,279	Crown Holdings, Inc.*	24,494
3,046	Owens-Illinois, Inc.*	34,816
2,621	Packaging Corp. of America*	49,537
3,391	Pactiv Corp.*	66,972
1,722	Sealed Air Corp.*	82,191
5,496	Smurfit-Stone Container Corp.*	82,275
2,516	Sonoco Products Co.	57,365
1,713	Temple-Inland, Inc.	79,466
		624,268

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Contract Drilling (0.3%)
3,095	Diamond Offshore Drilling, Inc.	$60,229
3,070	ENSCO International Inc.	76,965
4,709	GlobalSantaFe Corp. (Cayman Islands)	104,775
3,712	Grey Wolf, Inc.*	13,103
1,185	Helmerich & Payne, Inc.	31,699
2,910	Nabors Industries Ltd. (Bermuda)*	104,178
2,790	Noble Corp. (Cayman Islands)*	91,707
1,663	Patterson-UTI Energy, Inc.*	45,899
3,020	Pride International, Inc.*	49,770
2,082	Rowan Companies, Inc.*	45,700
6,498	Transocean Inc. (Cayman Islands)*	127,166
		751,191
	Data Processing Services (1.1%)
1,617	Acxiom Corp.*	25,694
2,614	Affiliated Computer Services, Inc. (Class A)*	129,524
11,784	Automatic Data Processing, Inc.	436,951
2,405	BISYS Group, Inc. (The)*	39,803
3,048	Ceridian Corp.*	56,845
1,443	Certergy Inc.	39,293
1,684	CheckFree Corp.*	45,316
3,856	Computer Sciences Corp.*	156,438
10,004	Concord EFS, Inc.*	136,154
3,500	Convergys Corp.*	59,045
1,134	CSG Systems International, Inc.*	17,112
2,372	DST Systems, Inc.*	87,195
14,880	First Data Corp.	561,869
3,738	Fiserv, Inc.*	145,932
696	Global Payments Inc.	24,506
1,026	National Processing, Inc.*	19,237
7,530	Paychex, Inc.	244,951
5,636	SunGard Data Systems Inc.*	147,889
3,990	Total System Services, Inc.	92,568
		2,466,322
	Department Stores (0.5%)
1,683	Dillard's, Inc. (Class A)	$25,363
3,835	Federated Department Stores, Inc.	153,438
6,670	Kohl's Corp.*	395,864
5,809	May Department Stores Co.	143,540
1,134	Neiman Marcus Group, Inc. (The) (Class A)*	44,566
5,405	Penney (J.C.) Co., Inc.	100,425
3,185	Saks, Inc.*	36,022
6,362	Sears, Roebuck & Co.	258,933
		1,158,151
	Discount Stores (2.5%)
1,394	99 Cents Only Stores*	47,675
2,369	Big Lots, Inc.*	36,506
1,457	BJ's Wholesale Club, Inc.*	28,411
9,005	Costco Wholesale Corp.*	333,635
6,749	Dollar General Corp.	124,182
2,262	Dollar Tree Stores, Inc.*	82,970
3,382	Family Dollar Stores, Inc.	126,859
628	Fred's, Inc.	18,388
17,953	Target Corp.	687,959
78,509	Wal-Mart Stores, Inc.	4,389,438
		5,876,023
	Drugstore Chains (0.4%)
7,698	CVS Corp.	230,863
991	Longs Drug Stores Corp.	19,354
10,421	Rite Aid Corp.*	49,291
20,023	Walgreen Co.	599,088
		898,596
	Electric Utilities (2.4%)
10,912	AES Corp. (The)*	68,636
2,648	Allegheny Energy, Inc.	21,899
2,014	Alliant Energy Corp.	40,904
3,685	Ameren Corp.	153,886
8,166	American Electric Power Co., Inc.	229,138
3,762	Aquila, Inc.	9,706
1,235	Avista Corp.	18,216
761	Black Hills Corp.	23,355
6,620	CenterPoint Energy, Inc.	53,423

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
3,474	Cinergy Corp.	$118,185
1,129	Cleco Corp.	18,064
3,007	CMS Energy Corp.	19,545
812	CN Energy Group, Inc.	35,200
4,533	Consolidated Edison, Inc.	180,005
3,577	Constellation Energy Group, Inc.	119,472
6,462	Dominion Resources, Inc.	388,366
2,710	DPL, Inc.	39,430
1,742	DQE, Inc.	24,945
3,634	DTE Energy Co.	129,770
17,434	Duke Energy Corp.	305,967
6,654	Edison International*	109,192
1,339	El Paso Electric Co.*	15,492
3,481	Energy East Corp.	72,092
4,756	Entergy Corp.	244,982
6,637	Exelon Corp.	381,428
6,223	FirstEnergy Corp.	214,631
3,838	FPL Group, Inc.	236,689
1,782	Great Plains Energy, Inc.	50,840
1,016	Hawaiian Electric Industries, Inc.	43,210
1,078	IDACORP, Inc.	29,268
669	MGE Energy Inc.	20,960
3,876	Northeast Utilities	65,117
1,676	NSTAR	74,967
2,387	OGE Energy Corp.	47,549
819	Otter Tail Corp.	21,466
3,983	Pepco Holdings, Inc.	68,986
8,315	PG&E Corp.*	178,357
2,103	Pinnacle West Capital Corp.	72,175
1,131	PNM Resources, Inc.	30,186
3,696	PPL Corp.	146,325
5,105	Progress Energy, Inc.	207,978
4,836	Public Service Enterprise Group, Inc.	197,067
2,354	Puget Energy, Inc.	51,482
5,973	Reliant Resources, Inc.*	29,626
2,758	SCANA Corp.	91,566
2,379	Sierra Pacific Resources*	12,252
14,488	Southern Co. (The)	412,039
3,878	TECO Energy, Inc.	48,087
6,533	TXU Corp.	$131,771
458	UIL Holdings Corp.	16,685
1,319	UniSource Energy Corp.	24,072
1,559	Westar Energy, Inc.	26,207
2,884	Wisconsin Energy Corp.	81,185
1,149	WPS Resources Corp.	45,742
8,005	Xcel Energy, Inc.	115,912
		5,613,695
	Electrical Products (0.4%)
932	Acuity Brands, Inc.	16,916
4,201	American Power Conversion Corp.*	73,223
1,231	Baldor Electric Co.	25,543
1,931	Cooper Industries Ltd. (Class A) (Bermuda)	85,601
8,567	Emerson Electric Co.	460,048
1,774	Energizer Holdings, Inc.*	60,759
268	Franklin Electric Co., Inc.	15,364
1,611	Hubbell, Inc. (Class B)	55,257
4,142	Molex Inc.	115,645
1,998	Power-One, Inc.*	21,159
2,259	Thomas & Betts Corp.*	34,472
366	Wilson Greatbatch Technologies, Inc.*	14,314
		978,301
	Electronic Components (0.3%)
1,147	Amphenol Corp. (Class A)*	61,938
4,512	AVX Corp.	49,406
766	Benchmark Electronics, Inc.*	30,487
1,728	Cree, Inc.*	23,086
646	Hutchinson Technology Inc.*	18,553
4,390	Jabil Circuit, Inc.*	101,189
2,761	Kemet Corp.*	29,957
3,937	MEMC Electronic Materials, Inc.*	44,409
510	OmniVision Technologies, Inc.*	20,701
2,027	QLogic Corp.*	85,438
1,576	SanDisk Corp.*	89,343
11,378	Sanmina-SCI Corp.*	90,341

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
17,429	Solectron Corp.*	$89,062
1,228	Technitrol, Inc.*	23,050
3,708	Vishay Intertechnology, Inc.*	49,316
		806,276
	Electronic Distributors (0.1%)
1,527	Anixter International, Inc.*	34,067
2,898	Arrow Electronics, Inc.*	49,411
3,340	Avnet, Inc.	48,096
1,959	CDW Corp.	93,797
3,639	Ingram Micro Inc. (Class A)*	50,036
1,385	Tech Data Corp.*	43,350
		318,757
	Electronic Equipment/Instruments (0.5%)
9,656	Agilent Technologies, Inc.*	209,825
888	Coherent, Inc.*	21,738
1,654	Diebold, Inc.	73,123
29,250	JDS Uniphase Corp.*	88,042
451	Kronos, Inc.*	24,985
1,105	Newport Corp.*	19,017
3,635	Rockwell Automation, Inc.	93,928
3,265	Scientific-Atlanta, Inc.	98,897
4,915	Symbol Technologies, Inc.	62,961
2,671	Tektronix, Inc.*	56,438
4,001	Thermo Electron Corp.*	89,022
1,165	Unova, Inc.*	15,856
2,584	Waters Corp.*	81,939
14,842	Xerox Corp.*	160,294
		1,096,065
	Electronic Production Equipment (0.7%)
3,564	Amkor Technology, Inc.*	52,284
33,839	Applied Materials, Inc.*	659,860
1,170	ATMI, Inc.*	30,151
5,681	Cadence Design Systems, Inc.*	77,659
2,247	Chippac Inc.*	12,808
1,155	Cognex Corp.	32,917
943	Cymer, Inc.*	38,144
1,795	Entegris Inc.*	25,704
934	FEI Co.*	20,735
4,248	KLA-Tencor Corp.*	219,409
3,215	Lam Research Corp.*	69,958
1,557	Mentor Graphics Corp.*	$26,531
1,423	MKS Instruments, Inc.*	32,174
3,408	Novellus Systems, Inc.*	122,040
963	Photronics, Inc.*	17,671
1,522	Synopsys, Inc.*	95,140
3,938	Teradyne, Inc.*	64,780
1,137	Varian Semiconductor Equipment Associates, Inc.*	37,805
670	Veeco Instruments, Inc.*	12,623
		1,648,393
	Electronics/Appliance Stores (0.2%)
6,541	Best Buy Co., Inc.*	285,515
683	Blockbuster, Inc. (Class A)	12,185
4,652	Circuit City Stores – Circuit City Group	42,705
1,227	Hollywood Entertainment Corp.*	20,540
658	Movie Gallery, Inc.	13,160
3,528	RadioShack Corp.	93,739
		467,844
	Electronics/Appliances (0.2%)
5,840	Eastman Kodak Co.	161,359
768	Harman International Industries, Inc.	64,205
1,560	Maytag Corp.	39,702
1,459	Whirlpool Corp.	94,514
		359,780
	Engineering & Construction (0.1%)
1,431	Dycom Industries, Inc.*	24,341
352	EMCOR Group, Inc.*	14,538
1,638	Fluor Corp.	58,362
827	Granite Construction Inc.	14,861
1,124	Jacobs Engineering Group, Inc.*	49,276
		161,378
	Environmental Services (0.2%)
4,223	Allied Waste Industries, Inc.*	51,183
3,376	Republic Services, Inc.	81,699
1,043	Tetra Tech, Inc.*	16,751

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
626	Waste Connections, Inc.*	$21,253
11,815	Waste Management, Inc.	282,260
		453,146
	Finance/Rental/Leasing (1.7%)
2,397	Allied Capital Corp.	56,449
1,338	American Capital Strategies, Ltd.	37,638
3,187	AmeriCredit Corp.*	23,679
4,305	Capital One Financial Corp.	206,253
2,011	Charter Municipal Mortgage Acceptance Co.	37,364
4,398	CIT Group, Inc.	122,616
2,487	Countrywide Financial Corp.	166,156
1,440	Doral Financial Corp. (Puerto Rico)	63,216
19,653	Fannie Mae	1,258,578
13,814	Freddie Mac	674,814
1,547	Fremont General Corp.	20,235
1,157	GATX Corp.	25,361
980	IndyMac Bancorp, Inc.	23,853
25,000	MBNA Corp.	557,250
709	New Century Financial Corp.	16,413
5,651	Providian Financial Corp.*	54,532
1,333	Ryder System, Inc.	38,737
9,234	SLM Corp.	382,842
593	Student Loan Corp. (The)	72,346
1,824	United Rentals, Inc.*	26,448
810	WFS Financial Inc.*	30,537
		3,895,317
	Financial Conglomerates (3.8%)
26,058	American Express Co.	1,150,982
101,309	Citigroup Inc.	4,538,643
52,948	J.P. Morgan Chase & Co.	1,855,827
5,760	John Hancock Financial Services, Inc.	188,064
1,315	Leucadia National Corp.	51,022
6,571	Principal Financial Group, Inc.	214,215
11,571	Prudential Financial, Inc.	411,696
6,743	State Street Corp.	309,504
235	Wesco Financial Corp.	74,730
		8,794,683
	Financial Publishing/Services (0.3%)
429	BARRA, Inc.*	$17,074
1,750	Dun & Bradstreet Corp.*	71,942
2,842	Equifax, Inc.	66,190
800	FactSet Research Systems Inc.	36,800
2,131	Interactive Data Corp.*	35,609
3,897	McGraw-Hill Companies, Inc. (The)	236,860
2,945	Moody's Corp.	152,315
2,200	SEI Investments Co.	76,912
		693,702
	Food Distributors (0.2%)
1,565	ARAMARK Corp. (Class B)*	35,134
1,067	Performance Food Group Co.*	40,311
2,763	Supervalu, Inc.	65,069
12,846	SYSCO Corp.	387,050
		527,564
	Food Retail (0.3%)
2,374	7-Eleven, Inc.*	27,040
7,604	Albertson's, Inc.	143,411
1,350	Casey's General Stores, Inc.	20,682
15,307	Kroger Co.*	259,454
1,313	Ruddick Corp.	21,533
8,909	Safeway Inc.*	190,207
798	Weis Markets, Inc.	26,111
1,218	Whole Foods Market, Inc.*	62,089
3,012	Winn-Dixie Stores, Inc.	34,518
		785,045
	Food: Major Diversified (1.4%)
8,402	Campbell Soup Co.	202,908
4,345	Del Monte Foods Co.*	38,019
7,470	General Mills, Inc.	342,649
7,843	Heinz (H.J.) Co.	267,133
8,484	Kellogg Co.	291,256
5,463	Kraft Foods Inc. (Class A)	151,926
33,897	PepsiCo, Inc.	1,561,635
15,805	Sara Lee Corp.	295,395
		3,150,921

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Food: Meat/Fish/Dairy (0.3%)
10,904	ConAgra Foods Inc.	$245,667
2,559	Dean Foods Co.*	76,591
698	Dreyer's Grand Ice Cream Holdings, Inc.	54,584
3,327	Hormel Foods Corp.	72,462
2,407	Smithfield Foods, Inc.*	51,269
7,245	Tyson Foods, Inc. (Class A)	82,086
		582,659
	Food: Specialty/Candy (0.3%)
340	American Italian Pasta Co. (Class A)*	13,631
49	Farmer Brothers Co.	16,439
1,032	Flowers Foods Inc.	21,001
1,107	Fresh Del Monte Produce, Inc. (Cayman Islands)	30,808
878	Hain Celestial Group, Inc.*	14,399
2,814	Hershey Foods Corp.	204,887
942	Interstate Bakeries Corp.	9,646
769	Lancaster Colony Corp.	30,837
2,703	McCormick & Co., Inc. (Non-Voting)	69,089
1,420	NBTY, Inc.*	35,003
843	Ralcorp Holdings, Inc.*	22,795
1,066	Smucker (J.M.) Co.	42,683
1,383	Tootsie Roll Industries, Inc.	42,057
4,621	Wrigley (Wm.) Jr. Co. (Class A)	250,874
		804,149
	Forest Products (0.2%)
2,686	Louisiana-Pacific Corp.*	32,635
1,744	Rayonier Inc.	60,744
4,983	Weyerhaeuser Co.	280,493
		373,872
	Gas Distributors (0.5%)
1,659	AGL Resources, Inc.	45,490
1,187	Atmos Energy Corp.	28,927
7,239	Dynegy, Inc. (Class A)*	22,948
1,011	Energen Corp.	35,082
1,569	Equitable Resources, Inc.	60,610
3,480	KeySpan Corp.	117,450
2,593	Kinder Morgan, Inc.	$138,725
1,613	MDU Resources Group, Inc.	51,164
1,974	National Fuel Gas Co.	47,751
1,154	New Jersey Resources Corp.	40,252
732	Nicor Inc.	26,557
5,429	NiSource Inc.	104,780
1,070	Northwest Natural Gas Co.	30,463
1,291	ONEOK, Inc.	26,930
940	Peoples Energy Corp.	38,531
1,060	Piedmont Natural Gas Co., Inc.	40,524
1,936	Questar Corp.	61,855
4,523	Sempra Energy	125,875
1,372	Southern Union Co.*	21,148
642	Southwest Gas Corp.	13,630
844	Southwestern Energy Co.*	12,829
1,261	UGI Corp.	39,810
1,650	Vectren Corp.	38,280
1,468	WGL Holdings Inc.	37,449
		1,207,060
	Home Building (0.3%)
287	Beazer Homes USA Inc.*	22,145
650	Brookfield Homes Corp.	10,751
66	Cavco Industries, Inc.	1,271
1,320	Centex Corp.	95,792
2,712	Clayton Homes, Inc.	33,819
3,138	D.R. Horton, Inc.	88,335
437	Hovnanian Enterprises, Inc.*	21,566
1,008	KB HOME	57,063
1,384	Lennar Corp. (Class A)	90,223
621	M.D.C. Holdings, Inc.	30,901
316	M/I Schottenstein Homes, Inc.	12,890
216	Meritage Corp.*	9,586
180	NVR, Inc.*	73,620
1,249	Pulte Homes, Inc.	76,339
551	Ryland Group, Inc. (The)	35,754
698	Standard Pacific Corp.	23,732
595	Technical Olympic USA, Inc.	15,381
1,399	Toll Brothers, Inc.*	37,073
825	WCI Communities, Inc.*	14,545
		750,786

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Home Furnishings (0.2%)
1,031	Ethan Allen Interiors, Inc.	$36,642
1,355	Furniture Brands International, Inc.*	32,195
1,386	La-Z-Boy, Inc.	29,605
4,214	Leggett & Platt, Inc.	93,298
1,294	Mohawk Industries, Inc.*	87,229
5,306	Newell Rubbermaid, Inc.	125,381
1,275	Tupperware Corp.	19,775
		424,125
	Home Improvement Chains (1.0%)
1,746	Fastenal Co.	66,348
45,790	Home Depot, Inc. (The)	1,428,648
15,357	Lowe's Companies, Inc.	730,379
3,449	Sherwin-Williams Co.	103,470
		2,328,845
	Hospital/Nursing Management (0.4%)
444	Amsurg Corp.	13,467
2,039	Community Health Care*	45,266
10,156	HCA Inc.	357,999
4,631	Health Management Associates, Inc. (Class A)	92,481
732	LifePoint Hospitals, Inc.*	20,664
1,862	Manor Care, Inc.	53,067
1,099	Select Medical Corp.*	30,882
566	Sunrise Assisted Living, Inc.*	14,093
9,197	Tenet Healthcare Corp.*	126,735
1,525	Triad Hospitals, Inc.*	46,040
542	United Surgial Partners International Inc.*	14,059
1,316	Universal Health Services, Inc. (Class B)*	67,445
1,731	US Oncology, Inc.*	13,883
		896,081
	Hotels/Resorts/Cruiselines (0.5%)
12,569	Carnival Corp. (Panama)	431,242
870	Choice Hotels International, Inc.*	26,752
2,010	Extended Stay America, Inc.*	30,070
7,737	Hilton Hotels Corp.	112,960
3,606	La Quinta Properties – Paired Real Estate Investment Trust*	$18,859
4,833	Marriott International, Inc. (Class A)	198,636
3,977	Royal Caribbean Cruises Ltd. (Liberia)	116,327
3,977	Starwood Hotels & Resorts Worldwide, Inc.	129,650
		1,064,496
	Household/Personal Care (2.0%)
1,343	Alberto-Culver Co. (Class B)	74,711
4,751	Avon Products, Inc.	296,415
980	Church & Dwight Co., Inc.	31,752
4,351	Clorox Co. (The)	188,790
10,647	Colgate-Palmolive Co.	581,326
2,097	Dial Corp. (The)	41,059
2,637	Estee Lauder Companies, Inc. (The) (Class A)	98,439
20,687	Gillette Co. (The)	636,332
2,146	International Flavors & Fragrances, Inc.	64,702
10,271	Kimberly-Clark Corp.	497,116
25,520	Procter & Gamble Co. (The)	2,242,442
		4,753,084
	Industrial Conglomerates (3.6%)
7,760	3M Co.	1,087,952
1,904	ALLETE, Inc.	51,027
195,973	General Electric Co.**	5,573,472
17,174	Honeywell International, Inc.*	485,681
3,563	Ingersoll Rand Co. (Class A) (Bermuda)	193,257
1,918	ITT Industries, Inc.	127,931
1,690	SPX Corp.*	79,582
2,915	Textron, Inc.	126,569
9,429	United Technologies Corp.	709,344
		8,434,815
	Industrial Machinery (0.3%)
1,244	Flowserve Corp.*	23,959
1,218	Graco Inc.	44,396
897	IDEX Corp.	33,189

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
6,305	Illinois Tool Works Inc.	$439,143
876	Kennametal Inc.	33,726
941	Lincoln Electric Holdings, Inc.	21,342
942	Nordson Corp.	22,759
2,630	Parker-Hannifin Corp.	121,243
794	Roper Industries, Inc.	31,681
377	Tecumseh Products Co. (Class A)	13,723
		785,161
	Industrial Specialties (0.3%)
619	Brady (W.H.) Co. (Class A)	21,300
664	Cabot Microelectronics Corp.*	41,241
1,049	Donaldson Co., Inc.	51,139
5,424	Ecolab Inc.	134,027
1,228	Ferro Corp.	26,721
625	Fuller (H.B.) Co.	15,163
740	MacDermid, Inc.	21,245
412	Minerals Technologies, Inc.	20,579
3,469	PPG Industries, Inc.	195,894
2,325	RPM International, Inc.	32,713
651	Spartech Corp.	14,797
1,213	Valspar Corp. (The)	53,032
		627,851
	Information Technology Services (1.6%)
1,015	American Management Systems, Inc.*	14,738
599	Anteon International Corp.*	18,928
4,145	BearingPoint, Inc.*	45,595
513	Black Box Corp.	20,777
586	CACI International Inc. (Class A)*	23,053
3,477	Citrix Systems, Inc.*	63,108
1,429	Cognizant Technology Solutions Corp.*	43,985
1,157	Documentum, Inc.*	19,843
9,378	Electronic Data Systems Corp.	208,848
1,949	Henry (Jack) & Associates, Inc.	36,427
988	Intergraph Corp.*	21,835
33,512	International Business Machines Corp.	$2,722,850
1,745	Keane, Inc.*	25,355
9,259	Level 3 Communications, Inc.*	42,591
611	Manhattan Associates, Inc.*	16,827
1,217	National Instruments Corp.	43,337
8,264	PeopleSoft, Inc.*	137,761
2,521	Perot Systems Corp. (Class A)*	27,353
1,786	Reynolds & Reynolds Co. (The) (Class A)	51,651
1,240	RSA Security, Inc.*	15,128
1,197	Syntel, Inc.	26,813
6,779	Unisys Corp.*	83,111
722	Veridian Corp.*	25,241
		3,735,155
	Insurance Brokers/Services (0.4%)
6,134	AON Corp.	147,523
1,336	Brown & Brown, Inc.	41,416
1,589	ChoicePoint Inc.*	60,604
1,524	Gallagher (Arthur J.) & Co.	40,432
764	Hilb, Rogal & Hamilton Co.	25,724
10,390	Marsh & McLennan Companies, Inc.	515,552
		831,251
	Integrated Oil (3.1%)
1,745	Amerada Hess Corp.	81,963
22,855	ChevronTexaco Corp.	1,648,074
502	Cimarex Energy Co.*	10,095
13,512	ConocoPhillips	707,218
130,428	Exxon Mobil Corp.	4,640,628
1,835	Murphy Oil Corp.	90,612
		7,178,590
	Internet Retail (0.3%)
7,862	Amazon.com, Inc.*	328,003
10,430	InterActiveCorp*	422,102
		750,105
	Internet Software/Services (0.4%)
6,074	Ariba, Inc.*	16,704
951	Ask Jeeves, Inc.*	16,595

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
8,523	BEA Systems, Inc.*	$112,504
1,827	Borland Software Corp.*	16,991
9,125	CMGI Inc.*	16,334
3,333	CNET Networks, Inc.*	24,331
3,167	Earthlink, Inc.*	24,228
4,035	Intemap Network Services Corp.*	5,124
1,125	Internet Security Systems, Inc.*	13,286
342	Lionbridge Technologies, Inc.*	2,370
1,339	Overture Services, Inc.*	31,708
1,098	Progress Software Corp.*	21,861
2,958	RealNetworks, Inc.*	17,009
9,868	Siebel Systems, Inc.*	92,562
796	United Online, Inc.*	24,939
4,873	VeriSign, Inc.*	65,055
6,854	Vignette Corp.*	14,530
11,799	Yahoo! Inc.*	367,303
		883,434
	Investment Banks/Brokers (1.8%)
8,624	AmeriTrade Holding Corp. (Class A)*	82,790
2,059	Bear Stearns Companies, Inc. (The)	137,953
7,389	E*TRADE Group, Inc.*	67,683
1,981	Edwards (A.G.), Inc.	73,277
2,573	Friedman, Billings, Ramsey Group, Inc.	42,660
9,527	Goldman Sachs Group, Inc. (The)	830,183
1,058	Investment Technology Group, Inc.*	19,658
587	Jefferies Group, Inc.	34,850
3,769	Knight Trading Group, Inc. *	33,318
1,355	LaBranche & Co., Inc.*	23,618
1,551	Legg Mason, Inc.	108,570
4,808	Lehman Brothers Holdings, Inc.	304,202
17,187	Merrill Lynch & Co., Inc.	934,457
23,451	Morgan Stanley (See Note 4)	1,112,515
1,328	Raymond James Financial, Inc.	$46,148
27,013	Schwab (Charles) Corp. (The)	281,205
		4,133,087
	Investment Managers (0.5%)
528	Affiliated Managers Group, Inc.*	34,542
1,628	Alliance Capital Management Holding L.P.	60,155
490	BlackRock, Inc.*	22,133
1,486	Eaton Vance Corp. (Non-Voting)	49,722
2,287	Federated Investors, Inc. (Class B)	65,728
5,111	Franklin Resources, Inc.	222,073
1,433	Investors Financial Services Corp.	45,670
4,939	Janus Capital Group Inc.	86,433
8,542	Mellon Financial Corp.	258,396
1,584	Neuberger Berman Inc.	63,819
1,994	Nuveen Investments (Class A)	55,433
2,538	Price (T.) Rowe Group, Inc.	103,017
2,106	Waddell & Reed Financial, Inc. (Class A)	55,409
		1,122,530
	Investment Trusts/Mutual Funds (0.0%)
1,322	Hugoton Royalty Trust	23,201
	Life/Health Insurance (0.6%)
10,093	AFLAC, Inc.	323,783
646	American National Insurance Co.	57,087
676	AmerUs Group Co.	20,699
549	Delphi Financial Group, Inc. (Class A)	27,093
893	FBL Financial Group, Inc. (Class A)	20,459
1,075	Great American Financial Resources, Inc.	15,147
2,740	Jefferson-Pilot Corp.	120,560
3,595	Lincoln National Corp.	134,237
13,736	MetLife, Inc.	380,762
2,405	Phoenix Companies Ltd.	22,511

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
1,401	Protective Life Corp.	$40,825
1,172	Reinsurance Group of America, Inc.	41,922
533	StanCorp Financial Group, Inc.	29,741
1,038	The MONY Group Inc.	28,939
2,648	Torchmark Corp.	107,615
872	UICI *	12,191
4,772	UnumProvident Corp.	64,804
		1,448,375
	Major Banks (4.2%)
29,600	Bank of America Corp.	2,444,072
15,069	Bank of New York Co., Inc. (The)	453,878
23,060	Bank One Corp.	912,254
11,501	BB&T Corp.	401,385
3,491	Comerica, Inc.	169,244
20,473	FleetBoston Financial Corp.	636,506
4,969	Huntington Bancshares, Inc.	101,566
8,372	KeyCorp	225,291
12,112	National City Corp.	399,090
5,573	PNC Financial Services Group	272,798
2,898	Popular, Inc.	108,791
6,898	SouthTrust Corp.	197,697
5,725	SunTrust Banks, Inc.	348,653
3,002	UnionBanCal Corp.	134,099
26,831	Wachovia Corp.	1,172,246
33,482	Wells Fargo & Co.	1,691,845
		9,669,415
	Major Telecommunications (2.3%)
6,459	ALLTEL Corp.	302,217
15,146	AT&T Corp.	322,004
37,285	BellSouth Corp.	949,649
5,323	Cincinnati Bell Inc.*	30,022
65,808	SBC Communications, Inc.	1,537,275
17,907	Sprint Corp. (FON Group)	252,847
54,304	Verizon Communications Inc.	1,893,037
		5,287,051
	Managed Health Care (0.9%)
2,966	Aetna Inc.	182,765
399	AMERIGROUP Corp.*	16,447
2,804	Anthem, Inc.*	$211,730
5,234	Caremark Rx, Inc.*	130,955
2,723	CIGNA Corp.	127,382
847	Cobalt Corp.*	17,380
1,172	Coventry Health Care, Inc.*	63,136
1,921	First Health Group Corp.*	49,600
2,448	Health Net Inc.*	84,064
3,025	Humana, Inc.*	52,998
903	Mid Atlantic Medical Services, Inc.*	49,105
1,659	Oxford Health Plans, Inc.*	70,839
731	PacifiCare Health Systems, Inc.*	40,863
506	Sierra Health Services, Inc.*	13,318
12,040	UnitedHealth Group Inc.	627,164
2,954	WellPoint Health Networks, Inc.*	247,102
		1,984,848
	Marine Shipping (0.0%)
1,550	Alexander & Baldwin, Inc.	43,555
629	Kirby Corp.*	17,172
		60,727
	Media Conglomerates (1.6%)
88,060	AOL Time Warner Inc.*	1,358,766
40,769	Disney (Walt) Co. (The)	893,656
34,774	Viacom, Inc. (Class B) (Non-Voting)	1,513,364
		3,765,786
	Medical Distributors (0.4%)
2,194	AmerisourceBergen Corp.	138,419
1,518	Andrx Group *	34,428
8,897	Cardinal Health, Inc.	487,111
908	Henry Schein, Inc.*	53,064
5,767	McKesson Corp.	186,043
649	Owens & Minor, Inc.	16,225
1,344	Patterson Dental Co.*	71,904
943	Priority Healthcare Corp. (Class B)*	19,454
		1,006,648

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Medical Specialties (2.0%)
420	Advanced Neuromodulation System*	$17,270
1,410	Alaris Medical Systems, Inc.*	24,605
1,228	Align Technology, Inc.*	15,964
339	Analogic Corp.	16,367
2,476	Apogent Technologies Inc.*	55,041
4,130	Applera Corp. – Applied Biosystems Group	89,415
672	Arrow International, Inc.	31,510
1,027	Bard (C.R.), Inc.	70,411
1,179	Bausch & Lomb, Inc.	49,836
11,671	Baxter International, Inc.	322,236
1,294	Beckman Coulter, Inc.	57,376
5,006	Becton, Dickinson & Co.	183,370
507	Bio-Rad Laboratories, Inc. (Class A)*	28,392
5,056	Biomet, Inc.	149,708
375	Biosite Diagnostics Inc.*	16,178
8,011	Boston Scientific Corp.*	506,536
639	CONMED Corp.*	13,144
762	Cooper Companies, Inc. (The)	26,708
839	CTI Molecular Imaging, Inc.*	13,307
435	Cyberonics Inc.*	12,980
2,224	Cytyc Corp.*	26,288
1,496	Dade Behring Holdings, Inc.*	36,951
1,462	DENTSPLY International, Inc.	63,465
576	Diagnostic Products Corp.	22,061
1,429	Edwards Lifesciences Corp.*	40,355
6,127	Guidant Corp.	289,317
1,234	Hillenbrand Industries, Inc.	67,241
556	IGEN International, Inc.*	31,859
535	INAMED Corp.*	35,524
604	Integra LifeSciences Holding, Inc.*	15,106
669	Invacare Corp.	23,482
829	KV Pharmaceutical Co. (Class A)*	23,560
24,136	Medtronic, Inc.	1,243,004
1,095	Mentor Corp.	22,349
1,246	Millipore Corp.*	55,435
2,912	Pall Corp.	65,724
2,694	PerkinElmer, Inc.	40,033
727	ResMed, Inc.*	$28,862
692	Respironics, Inc.*	27,666
3,584	St. Jude Medical, Inc.*	192,282
1,440	STERIS Corp.*	33,091
3,896	Stryker Corp.	298,122
378	SurModics, Inc. *	14,190
853	Sybron Dental Specialties, Inc.*	21,069
1,215	Thoratec Corp.*	18,286
1,554	Varian Medical Systems, Inc.*	95,353
1,030	VISX, Inc.*	23,978
673	Wright Medical Group, Inc.*	17,242
3,948	Zimmer Holdings, Inc.*	188,754
		4,761,003
	Medical/Nursing Services (0.1%)
1,213	Apria Healthcare Group, Inc.*	31,489
1,296	DaVita, Inc.*	36,288
2,194	Lincare Holdings, Inc.*	79,862
581	Pediatrix Medical Group, Inc.*	23,664
965	Renal Care Group, Inc.*	34,518
1,193	VCA Antech, Inc.*	27,056
		232,877
	Metal Fabrications (0.1%)
808	Harsco Corp.	30,203
1,034	Kaydon Corp.	24,433
1,236	Mueller Industries, Inc.*	35,535
1,683	Timken Co. (The)	25,750
		115,921
	Miscellaneous Commercial Services (0.2%)
1,371	ABM Industries Inc.	22,238
2,011	Copart, Inc.*	18,843
843	Corporate Executive Board Co. (The)*	36,603
2,272	Exult Inc.*	22,220
1,092	Fair Isaac Corp.	59,012
765	Fidelity National Information Solutions, Inc.	17,924
958	FTI Consulting, Inc.*	21,076
666	G & K Services, Inc. (Class A)	20,826

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
2,393	Gartner, Inc. (Class B)*	$20,699
3,400	IKON Office Solutions, Inc.	24,412
1,908	Iron Mountain Inc.*	69,833
745	Kroll Inc.*	17,001
479	MAXIMUS, Inc.*	14,370
489	ProQuest Co.*	12,259
2,790	Sabre Holdings Corp.	64,393
891	Sylvan Learning Systems, Inc.*	23,692
1,413	The Brink's Co.	23,230
2,232	Viad Corp.	49,528
		538,159
	Miscellaneous Manufacturing (0.3%)
708	Ametek, Inc.	28,008
733	Carlisle Co., Inc.	32,069
1,509	Crane Co.	37,438
398	CUNO, Inc.*	15,426
3,213	Danaher Corp.	231,979
688	Dionex Corp.*	28,043
4,422	Dover Corp.	161,889
1,215	Pentair, Inc.	49,025
782	Smith (A.O.) Corp.	26,127
1,048	Teleflex Inc.	47,925
905	Varian, Inc.*	29,403
		687,332
	Motor Vehicles (0.5%)
36,746	Ford Motor Co.	406,411
11,260	General Motors Corp.	421,462
6,056	Harley-Davidson, Inc.	283,905
		1,111,778
	Movies/Entertainment (0.2%)
1,452	Cedar Fair, L.P.	39,160
7,096	Fox Entertainment Group, Inc. (Class A)*	214,796
1,101	Gaylord Entertainment Co.*	22,901
1,264	International Speedway Corp. (Class A)	48,841
5,029	Metro-Goldwyn-Mayer Inc.*	68,746
1,156	Pixar, Inc.*	78,377
1,207	Regal Entertainment Group (Class A)	22,269
2,012	Six Flags, Inc.*	$9,557
1,092	Speedway Motorsports, Inc.	28,261
		532,908
	Multi-Line Insurance (1.7%)
49,621	American International Group, Inc.	3,185,668
4,246	CNA Financial Corp.*	106,362
4,912	Hartford Financial Services Group, Inc. (The)	256,357
1,175	HCC Insurance Holdings, Inc.	35,109
1,032	Horace Mann Educators Corp.	16,006
3,533	Loews Corp.	162,518
1,164	Nationwide Financial Services, Inc. (Class A)	36,026
2,735	Safeco Corp.	101,824
1,877	Unitrin, Inc.	57,324
		3,957,194
	Office Equipment/Supplies (0.2%)
2,273	Avery Dennison Corp.	122,651
1,940	Hon Industries, Inc.	64,524
1,097	Kimball International, Inc. (Class B)	16,532
2,241	Miller (Herman), Inc.	49,549
5,247	Pitney Bowes, Inc.	199,911
		453,167
	Oil & Gas Pipelines (0.2%)
799	Buckeye Partners, L.P.	31,880
11,759	El Paso Corp.	82,783
3,332	Enterprise Products Partners L.P.	72,971
1,124	Kinder Morgan Management, LLC*	41,923
1,490	Plains All American Pipeline, L.P.	46,116
1,463	TEPPCO Partners, L.P.	53,400
856	Western Gas Resources, Inc.	32,477
10,218	Williams Companies, Inc. (The)	64,884
		426,434

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Oil & Gas Production (0.9%)
5,013	Anadarko Petroleum Corp.	$219,569
3,190	Apache Corp.	197,652
750	Brown (Tom), Inc.*	19,013
4,241	Burlington Resources Inc.	195,807
790	Cabot Oil & Gas Corp. (Class A)	19,790
4,455	Chesapeake Energy Corp.	42,634
1,316	Denbury Resources Inc.*	17,042
4,613	Devon Energy Corp.	218,518
909	Encore Acquisition Co.*	16,826
2,464	EOG Resources, Inc.	95,554
482	Evergreen Resources, Inc.*	23,970
1,042	Forest Oil Corp.*	23,789
801	Houston Exploration Co. (The)*	25,720
2,186	Kerr-McGee Corp.	96,184
1,212	Newfield Exploration Co.*	43,790
1,345	Noble Energy, Inc.	49,093
7,617	Occidental Petroleum Corp.	249,000
800	Patina Oil & Gas Corp.	24,064
2,445	Pioneer Natural Resources Co.*	58,680
1,275	Pogo Producing Co.	53,933
350	Quicksilver Resources Inc.*	8,383
646	Spinnaker Exploration Co.*	14,115
681	St. Mary Land & Exploration Co.	17,597
559	Stone Energy Corp.*	21,583
1,594	Ultra Petroleum Corp. (Canada)*	19,287
940	Unit Corp.	18,396
5,290	Unocal Corp.	154,944
1,388	Vintage Petroleum, Inc.	15,920
1,490	Westport Resources Corp.*	30,918
3,900	XTO Energy Inc.	75,270
		2,067,041
	Oil Refining/Marketing (0.2%)
1,816	Ashland, Inc.	59,547
6,464	Marathon Oil Corp.	166,383
1,251	Premcor Inc.*	27,284
1,892	Sunoco, Inc.	$70,004
2,365	Valero Energy Corp.	86,086
		409,304
	Oilfield Services/Equipment (0.7%)
6,944	Baker Hughes Inc.	218,111
3,278	BJ Services Co.*	112,272
859	Cal Dive International, Inc.*	17,008
493	Carbo Ceramics, Inc.	18,340
1,256	Cooper Cameron Corp.*	60,049
1,587	FMC Technologies, Inc.*	35,644
2,148	Global Industries Ltd.*	9,881
2,452	Grant Prideco, Inc.*	26,359
8,731	Halliburton Co.	193,566
1,370	Hanover Compressor Co.*	13,138
484	Hydril Co.*	10,977
3,095	Key Energy Services, Inc.*	28,814
624	Lone Star Technologies, Inc.*	10,333
819	Maverick Tube Corp.*	13,514
1,674	National Oilwell, Inc.*	30,802
545	Oceaneering International, Inc.*	13,898
1,262	Oil States International Inc.*	14,198
1,176	Overseas Shipholding Group, Inc.	25,978
12,140	Schlumberger Ltd. (Netherlands; Antilles)	547,150
749	SEACOR Holdings, Inc.*	27,114
2,171	Smith International, Inc.*	77,809
1,730	Superior Energy Services, Inc.*	15,605
1,439	Tidewater, Inc.	38,421
760	Universal Compression Holdings, Inc.*	15,086
2,082	Varco International, Inc.*	35,977
589	W-H Energy Services Inc.*	10,708
2,696	Weatherford International Ltd. (Bermuda)*	97,784
		1,718,536
	Other Consumer Services (0.9%)
3,466	Apollo Group, Inc. (Class A)*	224,458
3,534	Block (H.&R.), Inc.	149,806
925	Career Education Corp.*	77,145

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
20,261	Cendant Corp.*	$363,685
918	Corinthian Colleges, Inc.*	50,132
1,521	DeVry, Inc.*	38,846
6,202	eBay Inc.*	664,854
617	Education Management Corp.*	35,829
876	Expedia, Inc. (Class A)*	68,512
488	Expedia, Inc. (Warrants) (due 2/4/09)*	26,860
839	ITT Educational Services, Inc.*	32,914
785	Priceline.com Inc.*	25,827
807	Renaissance Learning, Inc.*	19,860
1,707	Rollins, Inc.	31,972
6,015	Service Corp. International*	24,240
7,408	ServiceMaster Co. (The)	74,080
199	Strayer Education, Inc.	16,810
2,154	Weight Watchers International, Inc.*	96,715
		2,022,545
	Other Consumer Specialties (0.1%)
2,941	Fortune Brands, Inc.	163,549
1,049	Fossil, Inc.*	26,666
690	Matthews International Corp. (Class A)	17,774
449	Russ Berrie & Co., Inc.	15,737
		223,726
	Other Metals/Minerals (0.1%)
1,293	Olin Corp.	24,153
2,051	Phelps Dodge Corp.*	86,532
1,974	USEC Inc.	14,351
		125,036
	Packaged Software (3.7%)
4,695	Adobe Systems Inc.	153,433
1,609	Ascential Software Corp.*	26,178
2,605	Autodesk, Inc.	38,971
4,767	BMC Software, Inc.*	67,215
11,366	Computer Associates International, Inc.	289,265
7,827	Compuware Corp.*	40,309
1,052	FileNET Corp.*	19,167
873	Hyperion Solutions Corp.*	$23,859
2,274	Informatica Corp.*	16,668
4,070	Intuit Inc.*	175,091
2,803	Legato Systems, Inc.*	26,404
1,378	Macromedia, Inc.*	28,277
1,144	Macrovision Corp.*	26,884
745	Magma Design Automation, Inc.*	14,863
1,800	Mercury Interactive Corp.*	70,848
1,928	Micromuse Inc.*	13,843
211,600	Microsoft Corp.	5,586,240
1,315	NetIQ Corp.*	14,294
2,996	Network Associates, Inc.*	33,855
8,119	Novell, Inc.*	28,822
104,200	Oracle Corp.*	1,250,400
6,243	Parametric Technology Corp.*	19,915
2,161	Quest Software, Inc.*	19,123
4,026	Red Hat, Inc.*	25,444
1,029	Serena Software, Inc.*	19,438
2,553	Sybase, Inc.*	40,082
3,013	Symantec Corp.*	140,918
5,078	TIBCO Software, Inc.*	27,269
8,248	VERITAS Software Corp.*	254,038
831	Verity, Inc.*	11,061
		8,502,174
	Personnel Services (0.1%)
485	Gentiva Health Services, Inc.*	4,583
805	Kelly Services, Inc. (Class A)	20,656
1,791	Manpower, Inc.	68,237
2,598	Monster Worldwide Inc.*	68,977
2,551	MPS Group, Inc.*	23,954
3,751	Robert Half International, Inc.*	81,434
942	Watson Wyatt & Co. Holdings (Class A)*	21,666
		289,507
	Pharmaceuticals: Generic Drugs (0.2%)
1,113	Alpharma Inc. (Class A)	22,093
1,264	Barr Laboratories, Inc.*	85,383
1,025	Eon Labs, Inc.*	34,707

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
1,652	ICN Pharmaceuticals, Inc.	$25,788
3,980	IVAX Corp.*	68,257
3,745	Mylan Laboratories, Inc.	126,469
706	Pharmaceutical Resources, Inc.*	39,960
2,117	Watson Pharmaceuticals, Inc.*	84,553
		487,210
	Pharmaceuticals: Major (6.9%)
30,927	Abbott Laboratories	1,213,885
38,220	Bristol-Myers Squibb Co.	1,001,364
58,495	Johnson & Johnson	3,029,456
22,304	Lilly (Eli) & Co.	1,468,495
44,400	Merck & Co., Inc.	2,454,432
156,217	Pfizer Inc.	5,211,399
29,185	Schering-Plough Corp.	495,561
26,002	Wyeth	1,185,171
		16,059,763
	Pharmaceuticals: Other (0.3%)
2,554	Allergan, Inc.	205,546
730	Connetics Corp.*	13,257
2,636	Endo Pharmaceuticals Holdings, Inc.*	41,043
7,304	Forest Laboratories, Inc.*	349,716
516	Inveresk Research Group Inc.*	8,767
4,761	King Pharmaceuticals, Inc.*	71,701
528	Medicis Pharmaceutical Corp. (Class A)	30,835
1,732	Perrigo Co.	28,180
1,764	Sepracor, Inc.*	42,777
		791,822
	Precious Metals (0.3%)
3,104	Freeport-McMoRan Copper & Gold, Inc. (Class B)	83,156
2,496	Glamis Gold Ltd. (Canada)*	31,450
1,505	Meridian Gold Inc. (Canada)*	18,978
15,661	Newmont Mining Corp.	565,362
		698,946
	Property – Casualty Insurers (1.8%)
2,307	21st Century Insurance Group	$36,612
1,715	Alfa Corp.	22,278
266	Alleghany Corp.*	51,325
1,044	Allmerica Financial Corp.*	23,323
13,842	Allstate Corp. (The)	526,411
1,153	American Financial Group, Inc.	26,404
681	Arch Capital Group Ltd. (Bermuda)*	23,304
1,140	Berkley (W.R.) Corp.	58,471
25	Berkshire Hathaway, Inc. (Class A)*	1,800,250
3,276	Chubb Corp. (The)	212,285
3,195	Cincinnati Financial Corp.	125,564
667	Commerce Group, Inc. (The)	25,379
1,445	Erie Indemnity Co. (Class A)	58,407
617	Harleysville Group, Inc.	13,876
1,163	Mercury General Corp.	54,196
1,421	Odyssey Re Holdings Corp.	26,146
990	Ohio Casualty Corp.*	14,721
2,382	Old Republic International Corp.	82,227
413	Philadelphia Consolidated Holding Corp.*	16,660
4,312	Progressive Corp. (The)	284,333
907	RLI Corp.	29,351
661	Selective Insurance Group, Inc.	16,829
4,332	St. Paul Companies, Inc . (The)	152,356
1,337	State Auto Financial Corp.	31,353
1,017	Transatlantic Holdings, Inc.	71,221
19,777	Travelers Property Casualty Corp. (Class B)	319,201
197	White Mountains Insurance Group, Ltd. (Bermuda)	74,762
		4,177,245
	Publishing: Books/Magazines (0.1%)
1,218	John Wiley & Sons, Inc. (Class A)	32,070
1,037	Meredith Corp.	47,163

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
5,580	PRIMEDIA Inc.*	$19,195
2,367	Reader's Digest Assoc., Inc. (The) (Class A)	30,724
754	Scholastic Corp.*	21,994
		151,146
	Publishing: Newspapers (0.7%)
2,412	Belo Corp. (Series A)	53,860
1,799	Dow Jones & Co., Inc.	76,152
5,401	Gannett Co., Inc.	414,959
3,043	Hollinger International, Inc. (Class A)	34,751
1,399	Journal Register Co.*	25,714
1,736	Knight-Ridder, Inc.	119,142
1,172	Lee Enterprises, Inc.	43,516
1,132	McClatchy Co. (The) (Class A)	64,581
581	Media General, Inc. (Class A)	33,512
3,073	New York Times Co. (The) (Class A)	137,056
1,725	Scripps (E.W.) Co. (Class A)	143,106
6,214	Tribune Co.	293,425
207	Washington Post Co. (The) (Class B)	139,932
		1,579,706
	Pulp & Paper (0.3%)
1,876	Boise Cascade Corp.	46,506
1,439	Bowater, Inc.	55,430
5,421	Georgia-Pacific Corp.	118,449
1,110	Glatfelter (P.H.) Co.	13,908
10,660	International Paper Co.	417,019
4,469	MeadWestVaco Corp.	108,194
1,106	Potlatch Corp.	29,586
1,156	Wausau-Mosinee Paper Corp.	13,988
		803,080
	Railroads (0.4%)
8,727	Burlington Northern Santa Fe Corp.	240,516
5,097	CSX Corp.	159,536
827	Florida East Coast Industries, Inc.	23,264
1,705	Kansas City Southern Industries, Inc.*	20,716
8,922	Norfolk Southern Corp.	$171,570
5,492	Union Pacific Corp.	334,682
		950,284
	Real Estate Development (0.1%)
2,652	Catellus Development Corp.*	61,102
1,180	Forest City Enterprise, Inc. (Class A)	48,380
627	LNR Property Corp.	24,829
851	Newhall Land & Farming Co. L.P. (The)	32,891
2,511	St. Joe Co. (The)	81,482
1,134	W.P. Carey & Co., LLC	35,154
		283,838
	Real Estate Investment Trusts (1.9%)
679	Alexandria Real Estate Equities, Inc.	31,064
2,312	AMB Property Corp.	64,967
1,757	Annaly Mortgage Management Inc.	33,647
1,387	Anthracite Capital, Inc.	16,894
2,298	Apartment Investment & Management Co. (Class A)	90,564
3,838	Archstone-Smith Trust	99,212
1,384	Arden Realty, Inc.	38,752
1,485	Avalonbay Communities, Inc.	69,765
2,038	Boston Properties, Inc.	88,225
905	Brandywine Realty Trust	22,625
1,632	BRE Properties, Inc. (Class A)	53,938
743	BPP Liquidating Trust	721
1,240	Camden Property Trust	46,264
1,000	Capital Automotive REIT	30,730
1,393	CarrAmerica Realty Corp.	40,690
892	CBL & Associates Properties, Inc.	42,977
821	CenterPoint Properties Corp.	52,216
893	Chateau Communities, Inc.	26,352
1,110	Chelsea Property Group, Inc.	48,396
787	Colonial Properties Trust	27,797
1,493	Commercial Net Lease Realty	26,411
596	Corrections Corporation of America*	14,703
1,674	Cousins Properties, Inc.	47,207

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
2,310	Crescent Real Estate Equities Co.	$38,854
2,040	Developers Diversified Realty Corp.	60,588
3,366	Duke Realty Corp.	97,008
8,255	Equity Office Properties Trust	228,994
1,877	Equity One, Inc.	31,909
5,775	Equity Residential	161,123
509	Essex Property Trust, Inc.	30,845
1,077	Federal Realty Investment Trust	37,555
1,118	First Industrial Realty Trust, Inc.	33,875
967	Gables Residential Trust	30,702
1,397	General Growth Properties, Inc.	95,247
856	Glenborough Realty Trust Inc.	17,248
862	Glimcher Realty Trust	17,955
1,593	Health Care Property Investors, Inc.	69,821
1,374	Health Care REIT, Inc.	43,267
1,293	Healthcare Realty Trust, Inc.	42,397
2,183	Heritage Property Investment Trust	62,325
1,724	Highwoods Properties, Inc.	39,893
1,259	Home Properties of New York, Inc.	46,822
1,340	Hospitality Properties Trust	42,237
5,877	Host Marriott Corp.*	58,652
3,496	HRPT Properties Trust	32,478
1,135	Impac Mortgage Holdings, Inc.	15,538
2,619	iStar Financial Inc.	94,939
859	Kilroy Realty Corp.	24,713
2,237	Kimco Realty Corp.	91,560
1,670	Lexington Corporate Properties Trust	30,194
2,001	Liberty Property Trust	69,415
933	Macerich Co. (The)	34,829
1,234	Mack-Cali Realty Corp.	45,436
1,127	Manufactured Home Communities, Inc.	41,248
1,062	Mills Corp.	37,818
1,683	Nationwide Health Properties, Inc.	$28,813
2,232	New Plan Excel Realty Trust	49,997
248	Novastar Financial, Inc.	17,298
1,467	Pan Pacific Retail Properties, Inc.	62,773
4,131	Plum Creek Timber Co., Inc.	112,198
1,062	Post Properties, Inc.	28,727
1,172	Prentiss Properties Trust	36,273
4,540	ProLogis Trust	125,077
971	PS Business Parks, Inc. (Class A)	35,995
2,929	Public Storage, Inc.	106,030
486	RAIT Investment Trust	11,713
1,102	Realty Income Corp.	43,694
1,321	Reckson Associates Realty Corp.	28,679
507	Redwood Trust, Inc.	20,686
1,866	Regency Center Corp.	67,885
2,340	Rouse Co. (The)	93,577
1,240	Senior Housing Properties Trust	17,174
1,308	Shurgard Storage Centers, Inc. (Class A)	45,976
4,035	Simon Property Group, Inc.	170,882
668	SL Green Realty Corp.	23,921
721	Summit Properties Inc.	15,249
755	Sun Communities, Inc.	30,653
1,271	Taubman Centers, Inc.	24,848
1,397	Thornburg Mortgage, Inc.	37,565
3,986	Trizec Properties, Inc.	47,354
3,310	United Dominion Realty Trust, Inc.	59,679
2,353	Ventas, Inc.	38,942
2,326	Vornado Realty Trust	106,624
910	Washington Real Estate Investment Trust	25,298
1,344	Weingarten Realty Investors	58,262
		4,391,444
	Recreational Products (0.3%)
2,340	Activision, Inc.*	27,261
1,860	Brunswick Corp.	50,127
1,831	Callaway Golf Co.	28,307

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
2,932	Electronic Arts Inc.*	$246,288
3,803	Hasbro, Inc.	71,687
594	Leapfrog Enterprises, Inc. (Class A)*	17,998
779	Marvel Enterprises, Inc.*	15,268
8,976	Mattel, Inc.	174,404
546	Polaris Industries Inc.	43,134
859	Take-Two Interactive Software, Inc.*	22,849
596	Thor Industries, Inc.	26,212
834	THQ, Inc.*	13,744
396	Winnebago Industries, Inc.	15,666
		752,945
	Regional Banks (2.5%)
306	Alabama National BanCorporation	15,297
950	Amcore Financial, Inc.	23,760
7,341	AmSouth Bancorporation	159,079
1,597	Associated Banc-Corp.	60,015
2,064	BancorpSouth, Inc.	43,757
1,381	Bank of Hawaii Corp.	46,512
3,173	Banknorth Group, Inc.	87,575
1,382	BOK Financial Corp.*	53,345
335	Cathay Bancorp, Inc.	16,264
4,509	Charter One Financial, Inc.	146,633
483	Chemical Financial Corp.	15,094
854	Chittenden Corp.	24,937
1,247	Citizens Banking Corp.	32,297
1,024	City National Corp.	51,558
2,899	Colonial BancGroup, Inc. (The)	43,224
1,446	Commerce Bancorp, Inc.	58,577
1,731	Commerce Bancshares, Inc.	75,541
1,027	Community First Bankshares, Inc.	28,212
2,667	Compass Bancshares, Inc.	90,118
362	Corus Bankshares, Inc.	18,625
1,158	Cullen/Frost Bankers, Inc.	42,406
1,249	CVB Financial Corp.	24,618
532	East West Bancorp, Inc.	22,998
1,326	F.N.B Corp.	41,835
11,319	Fifth Third Bancorp	622,658
1,044	First Bancorp (Puerto Rico)	31,477
1,027	First Charter Corp.	$19,000
303	First Citizens BancShares, Inc. (Class A)	34,845
1,523	First Commonwealth Financial Corp.	20,165
1,503	First Financial Bancorp	22,966
1,479	First Midwest Bancorp, Inc.	44,281
2,577	First Tennessee National Corp.	110,553
1,679	FirstMerit Corp.	40,078
1,013	Flagstar Bancorp	20,068
563	Frontier Financial Corp.	16,851
3,038	Fulton Financial Corp.	61,398
1,019	Greater Bay Bancorp	19,962
546	Hancock Holding Co.	25,891
3,759	Hibernia Corp. (Class A)	75,218
1,024	Hudson United Bancorp	37,407
890	International Bancshares Corp.	33,998
661	Irwin Financial Corp.	15,401
2,370	M&T Bank Corp.	209,911
4,502	Marshall & Ilsley Corp.	141,003
1,627	Mercantile Bankshares Corp.	66,349
4,138	National Commerce Financial Corp.	101,381
736	National Penn Bancshares, Inc.	21,535
894	NBT Bancorp, Inc.	18,077
3,219	North Fork Bancorporation, Inc.	112,826
4,373	Northern Trust Corp.	190,925
2,580	Old National Bancorp	61,610
1,036	Pacific Capital Bancorp	34,488
367	Park National Corp.	44,040
787	Provident Bankshares Corp.	21,580
1,086	Provident Financial Group, Inc.	28,714
689	R&G Financial Corp. (Class B) (Puerto Rico)	22,048
4,665	Regions Financial Corp.	168,407
1,426	Republic Bancorp Inc.	19,493
818	S & T Bancorp, Inc.	24,319
968	Santander BanCorp. (Puerto Rico)	16,214

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
865	Silicon Valley Bancshares*	$21,305
2,490	Sky Financial Group, Inc.	57,768
1,349	South Financial Group, Inc. (The)	33,523
735	Southwest Bancorporation of Texas, Inc.	26,093
544	Susquehanna Bancshares, Inc.	14,111
6,050	Synovus Financial Corp.	142,357
1,496	TCF Financial Corp.	68,292
689	Texas Regional Bancshares, Inc. (Class A)	22,723
448	Trust Co. of New Jersey (The)	14,197
2,142	Trustco Bank Corp. of New York	26,347
1,510	Trustmark Corp.	40,936
37,685	U.S. Bancorp	924,036
974	UCBH Holdings, Inc.	30,028
572	UMB Financial Corp.	26,484
704	Umpqua Holdings Corp.	13,270
4,162	Union Planters Corp.	133,767
1,234	United Bankshares, Inc.	37,403
417	United Community Banks, Inc.	12,005
2,585	Valley National Bancorp	71,165
1,004	Westamerica Bancorporation	44,417
857	Whitney Holding Corp.	29,609
1,552	Wilmington Trust Corp.	49,276
1,825	Zions Bancorporation	101,908
		5,718,434
	Restaurants (0.7%)
1,427	Applebee's International, Inc.	45,521
942	Bob Evans Farms, Inc.	26,564
2,086	Brinker International, Inc.*	73,010
1,132	CBRL Group, Inc.	39,892
720	CEC Entertainment, Inc.*	25,308
1,263	Cheesecake Factory, Inc. (The)*	41,616
3,520	Darden Restaurants, Inc.	65,859
619	IHOP Corp.	20,737
1,003	Jack in the Box Inc.*	21,364
1,124	Krispy Kreme Doughnuts, Inc.*	49,074
558	Landry's Restaurants, Inc.	$11,445
25,292	McDonald's Corp.	581,969
1,724	Outback Steakhouse, Inc.	64,391
570	P.F. Chang's China Bistro, Inc.*	27,577
604	Panera Bread Co. (Class A)*	24,987
532	RARE Hospitality International, Inc.*	18,573
1,447	Ruby Tuesday, Inc.	32,934
1,231	Ryan's Family Steak Houses, Inc.*	16,619
694	Sonic Corp.*	16,961
7,784	Starbucks Corp.*	212,737
934	Triarc Co., Inc.	27,945
2,301	Wendy's International, Inc.	67,626
6,003	Yum! Brands, Inc.*	179,670
		1,692,379
	Savings Banks (0.9%)
728	Anchor Bancorp Wisconsin, Inc.	17,581
1,756	Astoria Financial Corp.	49,414
691	Bank Mutual Corp.	25,567
1,164	BankAtlantic Bancorp, Inc.	16,238
1,492	Brookline Bancorp, Inc.	22,216
1,749	Capitol Federal Financial	52,470
580	Charter Financial Corp.	17,980
987	Commercial Federal Corp.	22,563
552	Dime Community Bancshares	13,690
600	Downey Financial Corp.	24,852
1,577	First Niagra Financial Group, Inc.	25,863
446	Firstfed Financial Corp.*	16,903
3,021	Golden West Financial Corp.	249,535
1,942	GreenPoint Financial Corp.	97,605
513	Harbor Florida Bancshares, Inc.	13,292
4,140	Hudson City Bancorp, Inc.	112,649
1,161	Independence Community Bank Corp.	37,825
480	MAF Bancorp, Inc.	19,200
493	MB Financial, Inc.	20,953
984	Net.B@nk, Inc.	12,211

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
2,880	New York Community Bancorp, Inc.*	$86,112
1,139	Northwest Bancorp, Inc.	18,805
402	Pacific Northwest Bancorp	13,970
1,718	People's Bank	48,946
1,666	Roslyn Bancorp, Inc.	37,202
5,507	Sovereign Bancorp, Inc.	98,796
1,269	Staten Island Bancorp, Inc.	27,918
1,523	W. Holding Co., Inc. (Puerto Rico)	29,242
1,658	Washington Federal, Inc.	40,124
18,693	Washington Mutual, Inc.	738,000
1,423	Waypoint Financial Corp.	24,898
974	Webster Financial Corp.	36,486
836	Westcorp	28,257
		2,097,363
	Semiconductors (2.9%)
7,292	Advanced Micro Devices, Inc.*	53,232
33,842	Agere Systems Inc. (Class A)*	95,096
8,276	Altera Corp.*	159,230
7,558	Analog Devices, Inc.*	286,826
7,744	Applied Micro Circuits Corp.*	44,373
10,015	Atmel Corp.*	32,148
5,735	Broadcom Corp. (Class A)*	116,248
6,368	Conexant Systems, Inc.*	31,331
3,267	Cypress Semiconductor Corp.*	45,673
964	DSP Group, Inc.*	25,286
1,648	Exar Corp.*	23,566
3,199	Fairchild Semiconductor Corp. (Class A)*	40,787
3,316	GlobespanVirata, Inc.*	22,880
1,681	Integrated Circuit Systems, Inc.*	50,514
2,608	Integrated Device Technology, Inc.*	30,018
133,022	Intel Corp.	3,318,899
1,671	International Rectifier Corp.*	46,120
2,903	Intersil Corp. (Class A)*	71,588
3,152	Lattice Semiconductor Corp.*	24,491
6,602	Linear Technology Corp.	$243,482
8,821	LSI Logic Corp.*	82,124
6,906	Maxim Integrated Products, Inc.	269,886
2,555	Micrel, Inc.*	28,718
4,350	Microchip Technology Inc.	114,666
12,737	Micron Technology, Inc.*	186,470
2,122	Mindspeed Technologies Inc.*	6,790
4,126	National Semiconductor Corp.*	92,216
3,316	NVIDIA Corp.*	63,402
840	Power Integrations, Inc.*	24,217
2,132	Rambus Inc.*	38,291
4,982	RF Micro Devices, Inc.*	36,618
1,799	Semtech Corp.*	29,684
1,158	Silicon Laboratories Inc.*	42,510
847	Siliconix, Inc.*	36,209
3,371	Skyworks Solutions, Inc.*	28,687
34,937	Texas Instruments Inc.	659,261
4,484	TriQuint Semiconductor, Inc.*	20,313
5,650	Vitesse Semiconductor Corp.*	36,443
7,150	Xilinx, Inc.*	187,902
		6,746,195
	Services to the Health Industry (0.4%)
912	Accredo Health, Inc.*	22,326
1,874	AdvancePCS*	71,006
262	Advisory Board Co. (The)*	10,847
696	Cerner Corp.*	22,028
1,141	Covance, Inc.*	23,619
1,539	Express Scripts, Inc. (Class A)*	101,574
4,872	IMS Health Inc.	94,224
2,906	Laboratory Corp. of America Holdings*	92,324
1,067	MedQuist Inc.*	20,881
681	NDC Health Corp.	13,627
550	Odyssey Healthcare, Inc.*	23,100
1,857	Omnicare, Inc.	63,082
1,144	Pharmaceutical Product Development, Inc.*	28,657
1,982	Quest Diagnostics Inc.*	118,444

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
2,527	Quintiles Transnational Corp.*	$34,746
804	Stericycle, Inc.*	36,285
6,368	WebMD Corp.*	76,925
		853,695
	Specialty Insurance (0.3%)
2,010	Ambac Financial Group, Inc.	132,399
1,621	Fidelity National Financial, Inc.	46,506
1,266	First American Corp.	30,587
318	LandAmerica Financial Group, Inc.	14,657
220	Markel Corp.*	59,508
2,774	MBIA Inc.	140,420
1,949	MGIC Investment Corp.	108,170
1,811	PMI Group, Inc. (The)	59,998
919	Proassurance Corp.*	25,870
1,762	Radian Group, Inc.	82,479
		700,594
	Specialty Stores (0.7%)
697	Advance Auto Parts, Inc.*	47,347
5,891	AutoNation, Inc.*	101,266
1,946	AutoZone, Inc.*	162,024
1,307	Barnes & Noble, Inc.*	31,277
5,864	Bed Bath & Beyond Inc.*	227,699
1,731	Borders Group, Inc.*	30,812
2,146	CarMax Inc.*	76,183
1,002	Claire's Stores, Inc.	27,355
445	Cost Plus, Inc.*	16,585
1,037	CSK Auto Corp.*	15,348
495	Group 1 Automotive, Inc.*	18,662
530	Guitar Center, Inc.*	17,861
960	Linens 'N Things, Inc.*	25,680
1,347	Michaels Stores, Inc.	52,008
1,175	O'Reilly Automotive, Inc.*	44,768
6,239	Office Depot, Inc.*	103,567
2,704	Officemax, Inc.*	24,282
2,667	PETSMART, Inc.	52,887
1,978	Pier 1 Imports, Inc.	36,791
986	Regis Corp.	30,359
674	Rent-A-Center, Inc.*	49,148
673	Sonic Automotive, Inc.	17,262
9,451	Staples, Inc.*	$190,343
2,939	Tiffany & Co.	100,984
4,822	Toys 'R' Us, Inc.*	53,765
339	Tractor Supply Company*	18,777
838	Tuesday Morning Corp.*	23,782
721	United Auto Group, Inc.*	16,468
2,379	Williams-Sonoma, Inc.*	67,207
725	Zale Corp.*	34,474
		1,714,971
	Specialty Telecommunications (0.2%)
3,878	American Tower Corp. (Class A)*	35,290
3,036	CenturyTel, Inc.	104,104
6,045	Citizens Communications Co.*	71,633
579	Commonwealth Telephone Enterprises, Inc.*	22,002
4,718	Crown Castle International Corp.*	46,708
252	Focal Communications Corp. (Warrants) (due 12/14/07)*	0
3,208	PanAmSat Corp.*	55,915
33,764	Qwest Communications International, Inc.*	134,718
1,490	West Corp.*	36,237
		506,607
	Steel (0.1%)
1,702	Nucor Corp.	83,943
921	Reliance Steel & Aluminum Co.	20,630
1,225	Steel Dynamics, Inc.*	18,498
2,317	United States Steel Corp.	36,516
2,107	Worthington Industries, Inc.	30,973
		190,560
	Telecommunication Equipment (0.8%)
16,949	ADC Telecommunications, Inc.*	36,949
907	ADTRAN, Inc.	44,298
1,981	Advanced Fibre Communications, Inc.*	33,419
2,490	Andrew Corp.*	27,116

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
9,454	CIENA Corp.*	$54,928
1,822	CommScope, Inc.*	18,821
3,888	Comverse Technology, Inc.*	57,348
24,231	Corning Inc.*	197,240
1,534	Harris Corp.	49,656
1,201	InterDigital Communications Corp.*	19,072
78,388	Lucent Technologies Inc.*	137,963
46,088	Motorola, Inc.	416,636
1,369	Plantronics, Inc.*	33,185
2,195	Polycom, Inc.*	36,657
15,773	QUALCOMM Inc.	590,857
4,721	Sonus Networks, Inc.*	32,764
7,073	Sycamore Networks, Inc.*	29,211
1,427	Tekelec*	20,934
8,917	Tellabs, Inc.*	60,011
813	Trimble Navigation Ltd.*	22,236
		1,919,301
	Textiles (0.0%)
939	Albany International Corp. (Class A)	26,827
	Tobacco (0.8%)
40,717	Altria Group, Inc.	1,629,087
1,649	R. J. Reynolds Tobacco Holdings, Inc.	58,572
761	Universal Corp.	32,426
3,402	UST, Inc.	113,117
899	Vector Group Ltd.	15,337
		1,848,539
	Tools/Hardware (0.1%)
1,723	Black & Decker Corp. (The)	70,402
464	Briggs & Stratton Corp.	25,552
1,506	Snap-On, Inc.	42,650
1,832	Stanley Works (The)	51,901
664	Toro Co. (The)	26,547
		217,052
	Trucking (0.1%)
580	Arkansas Best Corp.	16,049
1,170	Heartland Express, Inc.*	29,718
818	Hunt (J.B.) Tansport Services, Inc.*	38,561
803	Knight Transportation, Inc.*	$21,280
384	Landstar System, Inc.*	24,637
980	Pacer International, Inc.*	19,139
450	Roadway Corp.	21,456
1,809	Swift Transportation Co., Inc.*	39,870
715	USF Corp.	22,523
1,572	Werner Enterprises, Inc.	37,476
771	Yellow Corp.*	21,017
		291,726
	Trucks/Construction/Farm Machinery (0.5%)
1,496	AGCO Corp.*	28,693
7,016	Caterpillar Inc.	473,370
1,081	Cummins Inc.	50,083
4,841	Deere & Co.	245,826
1,619	Federal Signal Corp.	32,299
1,172	Joy Global Inc.	18,506
710	Manitowoc Co., Inc.	16,188
1,633	Navistar International Corp.*	63,720
348	OshKosh Truck Corp.	23,149
2,404	PACCAR, Inc.	185,589
1,048	Terex Corp.*	22,480
1,386	Trinity Industries, Inc.	31,448
1,862	Wabtec Corp.	27,483
		1,218,834
	Water Utilities (0.0%)
1,674	Philadelphia Suburban Corp.	40,076
	Wholesale Distributors (0.1%)
1,043	Fisher Scientific International, Inc.*	39,425
3,616	Genuine Parts Co.	111,879
2,116	Grainger (W.W.), Inc.	104,107
512	Hughes Supply, Inc.	18,637
939	MSC Industrial Direct Co., Inc. (Class A)*	18,921
670	SCP Pool Corp.*	25,969
452	TIMCO Aviation Services, Inc. (Warrants) (due 02/28/07)	0
732	United Stationers, Inc.*	28,050
		346,988

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunications (0.5%)
54,023	AT&T Wireless Services Inc.*	$460,816
20,770	Nextel Communications, Inc. (Class A)*	379,260
4,119	Nextel Partners, Inc. (Class A)*	36,536
2,794	Price Communications Corp.*	35,484
20,149	Sprint Corp. (PCS Group)*	123,916
1,506	Telephone & Data Systems, Inc.	80,375
2,088	United States Cellular Corp.*	60,030
1,644	Western Wireless Corp. (Class A)*	24,085
		1,200,502
	Total Common Stocks and Warrants
	(Cost $252,556,258)	227,560,226

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (2.1%)
Repurchase Agreement
$4,899	Joint repurchase agreement account 1.11% due 08/01/03 (dated 07/31/03; proceeds $4,899,151) (a) (Cost $4,899,000)	4,899,000

Total Investments (Cost $257,455,258) (b) (c)	99.9%	232,459,226
Other Assets in Excess of Liabilities	0.1	167,690
Net Assets	100.0%	$232,626,916

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $1,809,068 in connection with open futures contracts.
(c)	The aggregate cost for federal income tax purposes is $257,329,073. The aggregate gross unrealized appreciation is $36,840,717 and the aggregate gross unrealized depreciation is $61,710,564, resulting in net unrealized depreciation of $24,869,847.

Futures Contracts Open at July 31, 2003:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION/ DEPRECIATION
30	Long	Russell 2000 E-Mini Index September 2003	$1,428,300	$71,500
48	Long	S&P 500 E-Mini Index September 2003	2,374,320	7,217
6	Long	S&P 500 Index September 2003	1,483,950	(14,298)
	Net unrealized appreciation			$64,419

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Investments in securities, at value (cost $257,455,258)	$232,459,226
Receivable for:
Shares of beneficial interest sold	357,292
Dividends	261,004
Variation margin	22,814
Prepaid expenses and other assets	47,163
Total Assets	233,147,499
Liabilities:
Payable for:
Shares of beneficial interest redeemed	224,827
Distribution fee	178,472
Investment management fee	51,902
Accrued expenses and other payables	65,382
Total Liabilities	520,583
Net Assets	$232,626,916
Composition of Net Assets:
Paid-in-capital	$321,228,097
Net unrealized depreciation	(24,931,613)
Accumulated undistributed net investment income	569,056
Accumulated net realized loss	(64,238,624)
Net Assets	$232,626,916
Class A Shares:
Net Assets	$12,865,191
Shares Outstanding (unlimited authorized, $.01 par value)	1,545,346
Net Asset Value Per Share	$8.33
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$8.79
Class B Shares:
Net Assets	$182,931,677
Shares Outstanding (unlimited authorized, $.01 par value)	22,560,334
Net Asset Value Per Share	$8.11
Class C Shares:
Net Assets	$23,483,141
Shares Outstanding (unlimited authorized, $.01 par value)	2,893,800
Net Asset Value Per Share	$8.11
Class D Shares:
Net Assets	$13,346,907
Shares Outstanding (unlimited authorized, $.01 par value)	1,589,735
Net Asset Value Per Share	$8.40

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statement of Operations

For the year ended July 31, 2003

Net Investment Income:
Income
Dividends	$3,802,631
Interest	48,363
Total Income	3,850,994
Expenses
Distribution fee (Class A shares)	32,300
Distribution fee (Class B shares)	1,752,683
Distribution fee (Class C shares)	225,883
Investment management fee	874,329
Transfer agent fees and expenses	420,166
Shareholder reports and notices	73,490
Registration fees	51,594
Professional fees	44,208
Custodian fees	23,464
Trustees' fees and expenses	14,850
Other	10,016
Total Expenses	3,522,983
Less: amounts waived/reimbursed	(419,205)
Net Expenses	3,103,778
Net Investment Income	747,216
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	(15,496,730)
Futures contracts	1,039,742
Net Realized Loss	(14,456,988)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	35,410,226
Futures contracts	(891,440)
Net Appreciation	34,518,786
Net Gain	20,061,798
Net Increase	$20,809,014

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED JULY 31, 2003	FOR THE YEAR ENDED JULY 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$747,216	$(36,601)
Net realized loss	(14,456,988)	(37,452,978)
Net change in unrealized appreciation (depreciation)	34,518,786	(38,879,082)
Net Increase (Decrease)	20,809,014	(76,368,661)
Dividends to Shareholders from Net Investment Income:
Class A shares	(52,697)	—
Class B shares	(194,798)	—
Class C shares	(25,335)	—
Class D shares	(39,178)	—
Total Dividends	(312,008)	—
Net decrease from transactions in shares of beneficial interest	(24,245,533)	(37,628,403)
Net Decrease	(3,748,527)	(113,997,064)
Net Assets:
Beginning of period	236,375,443	350,372,507
End of Period (Including accumulated undistributed net investment income of $569,056 and $85,835, respectively)	$232,626,916	$236,375,443

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2003

1.   Organization and Accounting Policies

Morgan Stanley Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Wilshire 5000 Equity Index (the "Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in stocks included in the Index. The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2003 continued

cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2003 continued

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $14,346,906 at July 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,052, $559,431 and $3,001, respectively and received $45,780 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2003 aggregated $9,178,693 and $26,233,984, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Manager and Distributor, of $17,228, including realized losses of $17,447.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2003 continued

Morgan Stanley Trust, an affiliate of Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $2,900.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JULY 31, 2003	FOR THE YEAR ENDED JULY 31, 2002
Ordinary income	$312,008	—

As of July 31, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$436,291
Undistributed long-term gains	—
Net accumulated earnings	436,291
Capital loss carryforward*	(53,206,862)
Post-October losses	(10,960,763)
Net unrealized depreciation	(24,869,847)
Total accumulated losses	($88,601,181)

*As of July 31, 2003, the Fund had a net capital loss carryforward of $53,206,862 of which $1,011,048 will expire on July 31, 2009, $19,339,256 will expire on July 31, 2010 and $32,856,558 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and permanent book/tax differences primarily attributable to tax adjustments on real estate investment trusts held by the Fund and a prior year net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $78,978, accumulated net realized loss was credited $30,965 and accumulated undistributed net investment income was credited $48,013.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2003 continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JULY 31, 2003		FOR THE YEAR ENDED JULY 31, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	252,945	$1,891,906	1,400,205	$12,155,699
Reinvestment of dividends	6,409	47,556	—	—
Redeemed	(498,025)	(3,839,268)	(1,335,569)	(11,750,374)
Net increase (decrease) – Class A	(238,671)	(1,899,806)	64,636	405,325
CLASS B SHARES
Sold	3,515,430	25,785,791	5,417,710	47,102,683
Reinvestment of dividends	24,256	176,104	—	—
Redeemed	(7,065,998)	(50,975,769)	(9,739,403)	(82,932,081)
Net decrease – Class B	(3,526,312)	(25,013,874)	(4,321,693)	(35,829,398)
CLASS C SHARES
Sold	458,830	3,372,957	679,015	5,812,524
Reinvestment of dividends	3,154	22,902	—	—
Redeemed	(912,895)	(6,577,269)	(1,058,178)	(9,052,752)
Net decrease – Class C	(450,911)	(3,181,410)	(379,163)	(3,240,228)
CLASS D SHARES
Sold	978,399	7,744,537	852,696	7,775,092
Reinvestment of dividends	4,311	32,200	—	—
Redeemed	(252,541)	(1,927,180)	(745,496)	(6,739,194)
Net increase – Class D	730,169	5,849,557	107,200	1,035,898
Net decrease in Fund	(3,485,725)	$(24,245,533)	(4,529,020)	$(37,628,403)

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2003 continued

7.   Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2003, the Fund had open futures contracts.

Morgan Stanley Total Market Index Fund

Financial Highlights

	FOR THE YEAR ENDED JULY 31,			FOR THE PERIOD SEPTEMBER 28, 1999* THROUGH JULY 31, 2000
	2003	2002	2001
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.52	$9.70	$11.38	$10.00
Income (loss) from investment operations:
Net investment income‡	0.08	0.06	0.06	0.06
Net realized and unrealized gain (loss)	0.76	(2.24)	(1.74)	1.34
Total income (loss) from investment operations	0.84	(2.18)	(1.68)	1.40
Less dividends and distributions from:
Net investment income	(0.03)	—	—	—
Net realized gains	—	—	—	(0.02)
Total dividends and distributions	(0.03)	—	—	(0.02)
Net asset value, end of period	$8.33	$7.52	$9.70	$11.38
Total Return†	11.23%	(22.47)%	(14.76)%	13.99	% (1)
Ratios to Average Net Assets(3)(4):
Expenses	0.75%	0.75%	0.71%	0.75	% (2)
Net investment income	1.01%	0.67%	0.58%	0.58	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$12,865	$13,410	$16,678	$22,895
Portfolio turnover rate	4%	4%	7%	2	% (1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
July 31, 2003	0.94%	0.82%
July 31, 2002	0.90%	0.52%
July 31, 2001	0.81%	0.48%
July 31, 2000	0.90%	0.43%

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,			FOR THE PERIOD SEPTEMBER 28, 1999* THROUGH JULY 31, 2000
	2003	2002	2001
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.35	$9.56	$11.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.02	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.75	(2.20)	(1.73)	1.35
Total income (loss) from investment operations	0.77	(2.21)	(1.75)	1.33
Less dividends and distributions from:
Net investment income	(0.01)	—	—	—
Net realized gains	—	—	—	(0.02)
Total dividends and distributions	(0.01)	—	—	(0.02)
Net asset value, end of period	$8.11	$7.35	$9.56	$11.31
Total Return†	10.46%	(23.12)%	(15.47)%	13.29	% (1)
Ratios to Average Net Assets(3)(4):
Expenses	1.50%	1.50%	1.50%	1.50	%(2)
Net investment income (loss)	0.26%	(0.08)%	(0.21)%	(0.17)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$182,932	$191,843	$290,758	$356,899
Portfolio turnover rate	4%	4%	7%	2	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
July 31, 2003	1.69%	0.07%
July 31, 2002	1.65%	(0.23)%
July 31, 2001	1.60%	(0.31)%
July 31, 2000	1.65%	(0.32)%

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,			FOR THE PERIOD SEPTEMBER 28, 1999* THROUGH JULY 31, 2000
	2003	2002	2001
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.36	$9.56	$11.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.02	0.00	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.74	(2.20)	(1.73)	1.35
Total income (loss) from investment operations	0.76	(2.20)	(1.75)	1.33
Less dividends and distributions from:
Net investment income	(0.01)	—	—	—
Net realized gains	—	—	—	(0.02)
Total dividends and distributions	(0.01)	—	—	(0.02)
Net asset value, end of period	$8.11	$7.36	$9.56	$11.31
Total Return†	10.31%	(23.01)%	(15.47)%	13.29	%(1)
Ratios to Average Net Assets(3)(4):
Expenses	1.50%	1.42%	1.50%	1.50	%(2)
Net investment income (loss)	0.26%	0.00%	(0.21)%	(0.17)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$23,483	$24,616	$35,607	$43,901
Portfolio turnover rate	4%	4%	7%	2	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
July 31, 2003	1.69%	0.07%
July 31, 2002	1.57%	(0.15)%
July 31, 2001	1.60%	(0.31)%
July 31, 2000	1.65%	(0.32)%

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,			FOR THE PERIOD SEPTEMBER 28, 1999* THROUGH JULY 31, 2000
	2003	2002	2001
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.57	$9.74	$11.41	$10.00
Income (loss) from investment operations:
Net investment income‡	0.09	0.08	0.08	0.08
Net realized and unrealized gain (loss)	0.78	(2.25)	(1.75)	1.35
Total income (loss) from investment operations	0.87	(2.17)	(1.67)	1.43
Less dividends and distributions from:
Net investment income	(0.04)	—	—	—
Net realized gains	—	—	—	(0.02)
Total dividends and distributions	(0.04)	—	—	(0.02)
Net asset value, end of period	$8.40	$7.57	$9.74	$11.41
Total Return†	11.54%	(22.28)%	(14.64)%	14.30	% (1)
Ratios to Average Net Assets(3)(4):
Expenses	0.50%	0.50%	0.50%	0.50	% (2)
Net investment income	1.26%	0.92%	0.79%	0.83	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$13,347	$6,506	$7,329	$3,628
Portfolio turnover rate	4%	4%	7%	2	% (1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
July 31, 2003	0.69%	1.07%
July 31, 2002	0.65%	0.77%
July 31, 2001	0.60%	0.69%
July 31, 2000	0.65%	0.68%

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Total Market Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Total Market Index Fund (the "Fund"), including the portfolio of investments, as of July 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Total Market Index Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 12, 2003

2003 Federal Tax Notice (unaudited)

For the fiscal year ended July 31, 2003, 100% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (70) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (60) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (70) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (59) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (49) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (36) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis Smith (37) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

36085RPT-12089H03-OP-8/03
Morgan Stanley Total Market Index Fund Annual Report July 31, 2003

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its
Code of Ethics.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund
Ronald E. Robison
Principal Executive Officer
September 22, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
September 22, 2003

Francis Smith
Principal Financial Officer
September 22, 2003

                                       2

                                                                    EXHIBIT 10 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
                              ADOPTED JULY 31, 2003

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

                                       3

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby the Covered Officer would
                  benefit personally (directly or indirectly) to the detriment of the Fund;

                                       4

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o        service or significant business relationships as a director on the board of any public or private company;

         o        accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o        any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o        a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o        Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally
                  applicable to the Funds;

         o        each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the

                                       5

                  Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory
                  organizations;

         o        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

         o        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o        upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o        annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o        not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

         o        notify the General Counsel promptly if he/she knows or
                  suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers1 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o        the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

------------
(1)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       6

         o        if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o        any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o        if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to,
                  applicable policies and procedures; notification to
                  appropriate personnel of the investment adviser or its board;
                  or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o        the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

                                       7

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       8

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

__________________________

Date:_____________________

                                       9

                                    EXHIBIT A
                                    FUND LIST

                                 MORGAN STANLEY
                         RETAIL AND INSTITUTIONAL FUNDS
                                       AT
                                  JULY 31, 2003

RETAIL FUNDS

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS

1.       Active Assets Government Securities Trust ("AA Government")
2.       Active Assets Institutional Government Securities Trust ("AA
         Institutional Government")
3.       Active Assets Institutional Money Trust ("AA Institutional Money")
4.       Active Assets Money Trust ("AA Money")
5.       Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.       Morgan Stanley U.S. Government Money Market Trust ("Government Money")

Tax-Exempt Money Market Funds

7.       Active Assets California Tax-Free Trust ("AA California")
8.       Active Assets Tax-Free Trust ("AA Tax-Free")
9.       Morgan Stanley California Tax-Free Daily Income Trust ("California
         Tax-Free Daily")
10.      Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11.      Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

         EQUITY FUNDS

12.      Morgan Stanley 21st Century Trend Fund ("21st Century Trend")*
13.      Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")*
14.      Morgan Stanley Allocator Fund ("Allocator Fund")*
15.      Morgan Stanley All Star Growth Fund ("All Star Growth")*
16.      Morgan Stanley American Opportunities Fund ("American Opportunities")*
17.      Morgan Stanley Biotechnology Fund ("Biotechnology Fund")*
18.      Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")*
19.      Morgan Stanley Developing Growth Securities Trust ("Developing
         Growth")*
20.      Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")*
21.      Morgan Stanley Equity Fund ("Equity Fund")*
22.      Morgan Stanley European Growth Fund Inc. ("European Growth")*
23.      Morgan Stanley Financial Services Trust ("Financial Services")*

                                       10

24.      Morgan Stanley Fund of Funds ("Fund of Funds")*
         o        Domestic Portfolio
         o        International Portfolio
25.      Morgan Stanley Fundamental Value Fund ("Fundamental Value")*
26.      Morgan Stanley Global Advantage Fund ("Global Advantage")*
27.      Morgan Stanley Global Dividend Growth Securities ("Global Dividend
         Growth")*
28.      Morgan Stanley Global Utilities Fund ("Global Utilities")*
29.      Morgan Stanley Growth Fund ("Growth Fund")*
30.      Morgan Stanley Health Sciences Trust ("Health Sciences")*
31.      Morgan Stanley Income Builder Fund ("Income Builder")*
32.      Morgan Stanley Information Fund ("Information Fund")*
33.      Morgan Stanley International Fund ("International Fund")*
34.      Morgan Stanley International SmallCap Fund ("International SmallCap")*
35.      Morgan Stanley International Value Equity Fund ("International Value")*
36.      Morgan Stanley Japan Fund ("Japan Fund")*
37.      Morgan Stanley KLD Social Index Fund ("KLD Social Index")*
38.      Morgan Stanley Latin American Growth Fund ("Latin American")*
39.      Morgan Stanley Market Leader Trust ("Market Leader")*
40.      Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")*
41.      Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")*
42.      Morgan Stanley Natural Resource Development Securities Inc.
         ("Natural Resource")*
43.      Morgan Stanley New Discoveries Fund ("New Discoveries")*
44.      Morgan Stanley Next Generation Trust ("Next Generation")*
45.      Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")*
46.      Morgan Stanley Real Estate Fund ("Real Estate")*
47.      Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")*
48.      Morgan Stanley S&P 500 Index Fund ("S&P500 Index")*
49.      Morgan Stanley Special Growth Fund ("Small Cap Growth")*
50.      Morgan Stanley Special Value Fund ("Special Value")*
51.      Morgan Stanley Tax-Managed Growth Fund ("Tax-Managed Growth")*
52.      Morgan Stanley Technology Fund ("Technology Fund")*
53.      Morgan Stanley Total Market Index Fund ("Total Market Index")*
54.      Morgan Stanley Total Return Trust ("Total Return")*
55.      Morgan Stanley Utilities Fund ("Utilities Fund")*
56.      Morgan Stanley Value-Added Market Series ("Value-Added")*
57.      Morgan Stanley Value Fund ("Value Fund")*

         BALANCED FUNDS

58.      Morgan Stanley Balanced Growth Fund ("Balanced Growth")*
59.      Morgan Stanley Balanced Income Fund ("Balanced Income")*

         ASSET ALLOCATION FUND

60.      Morgan Stanley Strategist Fund ("Strategist Fund")*

                                       11

TAXABLE FIXED-INCOME FUNDS

61.      Morgan Stanley Convertible Securities Trust
         ("Convertible Securities")*
62.      Morgan Stanley Diversified Income Trust ("Diversified Income")*
63.      Morgan Stanley Federal Securities Trust ("Federal Securities")*
64.      Morgan Stanley High Yield Securities Inc ("High Yield Securities")*
65.      Morgan Stanley Intermediate Income Securities ("Intermediate Income")*
66.      Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
67.      Morgan Stanley Limited Duration U.S. Treasury Trust
         ("Limited Duration Treasury")
68.      Morgan Stanley Total Return Income Securities Fund
         ("Total Return Income")*
69.      Morgan Stanley U.S. Government Securities Trust
         ("Government Securities")*

     TAX-EXEMPT FIXED-INCOME FUNDS

70.      Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")*
71.      Morgan Stanley Hawaii Municipal Trust ("Hawaii Municipal")
72.      Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
73.      Morgan Stanley Multi-State Municipal Series Trust
         ("Multi-State Series")
                  o        Arizona Series
                  o        Florida Series
                  o        New Jersey Series
                  o        Pennsylvania Series
74.      Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")*
75.      Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")*

     SPECIAL PURPOSE FUNDS

76.      Morgan Stanley Select Dimensions Investment Series
         ("Select Dimensions")
                  o        American Opportunities Portfolio
                  o        Balanced Growth Portfolio
                  o        Capital Opportunities Portfolio
                  o        Developing Growth Portfolio
                  o        Dividend Growth Portfolio
                  o        Flexible Income Portfolio
                  o        Global Equity Portfolio
                  o        Growth Portfolio
                  o        Money Market Portfolio
                  o        Utilities Portfolio
                  o        Value-Added Portfolio

77.      Morgan Stanley Variable Investment Series ("Variable Investment")
                  o        Aggressive Equity Portfolio
                  o        Dividend Growth Portfolio

                                       12

                  o        Equity Portfolio
                  o        European Growth Portfolio
                  o        Global Advantage Portfolio
                  o        Global Dividend Growth Portfolio
                  o        High Yield Portfolio
                  o        Income Builder Portfolio
                  o        Information Portfolio
                  o        Limited Duration Portfolio
                  o        Money Market Portfolio
                  o        Pacific Growth Protfolio
                  o        Quality Income Plus Portfolio
                  o        S&P 500 Index Portfolio
                  o        Strategist Portfolio
                  o        Utilities Portfolio

CLOSED-END RETAIL FUNDS

         TAXABLE FIXED-INCOME CLOSED-END FUNDS

78.      Morgan Stanley Government Income Trust ("Government Income")
79.      Morgan Stanley Income Securities Inc. ("Income Securities")
80.      Morgan Stanley Prime Income Trust ("Prime Income")

         TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS

81.      Morgan Stanley California Insured Municipal Income Trust ("California
         Insured Municipal")
82.      Morgan Stanley California Quality Municipal Securities ("California
         Quality Municipal")
83.      Morgan Stanley Insured California Municipal Securities ("Insured
         California Securities")
84.      Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
85.      Morgan Stanley Insured Municipal Income Trust ("Insured Municipal
         Income")
86.      Morgan Stanley Insured Municipal Securities ("Insured Municipal
         Securities")
87.      Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
88.      Morgan Stanley Municipal Income Opportunities Trust ("Municipal
         Opportunities")
89.      Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
         Opportunities II")
90.      Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
         Opportunities III")
91.      Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
92.      Morgan Stanley New York Quality Municipal Securities ("New York Quality
         Municipal")
93.      Morgan Stanley Quality Municipal Income Trust ("Quality Municipal
         Income")
94.      Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
         Investment")

                                       13

95.      Morgan Stanley Quality Municipal Securities ("Quality Municipal
         Securities")

*- Denotes Retail Multi-Class Fund

         TERM TRUST

1.       TCW/DW Term Trust 2003 ("Term Trust 2003")

                                       14

                               INSTITUTIONAL FUNDS

OPEN-END INSTITUTIONAL FUNDS

1.       Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

         Active Portfolios:
                  o        Active International Allocation Portfolio
                  o        Asian Equity Portfolio
                  o        Asian Real Estate Portfolio
                  o        Emerging Markets Portfolio
                  o        Emerging Markets Debt Portfolio
                  o        Equity Growth Portfolio
                  o        European Value Equity Portfolio
                  o        European Real Estate Portfolio
                  o        Focus Equity Portfolio
                  o        Global Franchise Portfolio
                  o        Global Value Equity Portfolio
                  o        International Equity Portfolio
                  o        International Magnum Portfolio
                  o        International Small Cap Portfolio
                  o        Japanese Value Equity Portfolio
                  o        Latin American Portfolio
                  o        Money Market Portfolio
                  o        Municipal Money Market Portfolio
                  o        Small Company Growth Portfolio
                  o        Technology Portfolio
                  o        U.S. Real Estate Portfolio
                  o        Value Equity Portfolio

         Inactive Portfolios:

                  o        China Growth Portfolio
                  o        Gold Portfolio
                  o        Micro-Cap Portfolio
                  o        Mortgage Backed Securities Portfolio
                  o        U.S. Equity Portfolio
                  o        Municipal Bond Portfolio

2.       Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

         Active Portfolios:

                  o        Advisory Foreign Fixed Income Portfolio

                                       15

                  o        Advisory Foreign Fixed Income II Portfolio
                  o        Advisory Mortgage Portfolio
                  o        Balanced Portfolio
                  o        Cash Reserves Portfolio
                  o        U.S. Core Fixed Income Portfolio
                  o        Equity Portfolio
                  o        Core Plus Fixed Income Portfolio
                  o        Investment Grade Fixed Income Portfolio
                  o        High Yield Portfolio
                  o        Intermediate Duration Portfolio
                  o        International Fixed income Portfolio
                  o        Limited Duration Portfolio
                  o        Mid-Cap Growth Portfolio
                  o        Multi-Asset Class Portfolio
                  o        Municipal Portfolio
                  o        Small-Cap Growth Portfolio
                  o        Strategic Small Value Portfolio
                  o        U.S. Small-Cap Growth Portfolio
                  o        U.S. Mid-Cap Core Portfolio
                  o        Value Portfolio

         Inactive Portfolios:
                  o        Balanced Plus Portfolio
                  o        Growth Portfolio
                  o        New York Municipal Portfolio
                  o        Targeted Duration Portfolio
                  o        Value II Portfolio

3.       The Universal Institutional Funds, Inc. ("Universal Funds")

         Active Portfolios:
                  o        Active International Allocation Portfolio
                  o        Core Plus Fixed Income Portfolio
                  o        Emerging Markets Debt Portfolio
                  o        Emerging Markets Equity Portfolio
                  o        Equity and Income Portfolio
                  o        Equity Growth Portfolio
                  o        Global Franchise Portfolio
                  o        Global Value Equity Portfolio
                  o        High Yield Portfolio
                  o        International Magnum Portfolio
                  o        Mid-Cap Growth Portfolio
                  o        Money Market Portfolio
                  o        Small Company Growth Portfolio

                                       16

                  o        Technology Portfolio
                  o        U.S. Mid-Cap Core Portfolio
                  o        U.S. Real Estate Portfolio
                  o        Value Portfolio

         Inactive Portfolios:

                  o        Asian Equity Portfolio
                  o        Balanced Portfolio
                  o        Capital Preservation Portfolio
                  o        Core Equity Portfolio
                  o        International Fixed Income Portfolio
                  o        Investment Grade Fixed Income Portfolio
                  o        Latin American Portfolio
                  o        Multi-Asset Class Portfolio
                  o        Targeted Duration Portfolio

4.       Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

CLOSED-END INSTITUTIONAL FUNDS

5.       Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.       Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.       Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets
         Debt")
8.       Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.       Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global
         Opportunity")
10.      Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.      The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12       The Malaysia Fund, Inc. ("Malaysia Fund")
13.      The Thai Fund, Inc. ("Thai Fund")
14.      The Turkish Investment Fund, Inc. ("Turkish Investment")

CLOSED-END HEDGE FUND

15.      Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge
         Funds")

                                       17

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       18

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       19

                                                                    EXHIBIT 10B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

          1.   I have reviewed this report on Form N-CSR of Morgan Stanley Total
               Market Index Fund,

          2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
               circumstances under which such statements were made, not
               misleading with respect to the period covered by this report;

          3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of
               operations, changes in net assets, and cash flows (if the
               financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

          4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and
               procedures (as defined in Rule 30a-2(c) under the Investment
               Company Act of 1940) for the registrant and have:

               a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant,
                    including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the
                    period in which this report is being prepared;

               b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

               c)   presented in this report our conclusions about the
                    effectiveness of the disclosure controls and procedures
                    based on our evaluation as of the Evaluation Date;

                                       3

          5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors
               (or persons performing the equivalent functions):

               a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the
                    registrant's ability to record, process, summarize, and
                    report financial data and have identified for the
                    registrant's auditors any material weaknesses in internal
                    controls; and

               b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the
                    registrant's internal controls; and

          6.   The registrant's other certifying officers and I have indicated
               in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

          Date: September 22, 2003

                                                Ronald E. Robison

                                                Principal Executive Officer

                                       4

                                                                    EXHIBIT 10B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

          1.   I have reviewed this report on Form N-CSR of Morgan Stanley Total
               Market Index Fund;

          2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
               circumstances under which such statements were made, not
               misleading with respect to the period covered by this report;

          3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of
               operations, changes in net assets, and cash flows (if the
               financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

          4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and
               procedures (as defined in Rule 30a-2(c) under the Investment
               Company Act of 1940) for the registrant and have:

              (i)   designed such disclosure controls and procedures to ensure that material information relating to the registrant,
                    including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the
                    period in which this report is being prepared;

              (ii)  evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

              (iii) presented in this report our conclusions about the
                    effectiveness of the disclosure controls and procedures
                    based on our evaluation as of the Evaluation Date;

          5.   The registrant's other certifying officers and I have
               disclosed, based on our most recent evaluation, to the
               registrant's auditors and the audit committee of the
               registrant's board of directors (or persons performing the equivalent functions):

                                       5

                    a)   all significant deficiencies in the design or operation
                         of internal controls which could adversely affect the
                         registrant's ability to record, process, summarize, and
                         report financial data and have identified for the
                         registrant's auditors any material weaknesses in
                         internal controls; and

                    b)   any fraud, whether or not material, that involves
                         management or other employees who have a significant
                         role in the registrant's internal controls; and

               6.   The registrant's other certifying officers and I have
                    indicated in this report whether or not there were
                    significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any
                    corrective actions with regard to significant deficiencies and material weaknesses.

               Date: September 22, 2003

                                          Francis Smith

                                          Principal Financial Officer

                                       6

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Market Index Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 22, 2003                                 Ronald E. Robison
                                                    Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Market Index Fund will be retained by Morgan
Stanley Total Market Index Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Market Index Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 22, 2003                           Francis Smith
                                             Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Market Index Fund and will be retained by
Morgan Stanley Total Market Index Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8